UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-58433

Marshall Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Address of principal executive offices)(zip code)

John M. Blaser

M&I Investment Management Corp.

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

Item 1.	Schedule of Investments

Marshall Funds, Inc.

Schedule of Investments

November 30, 2006 (Unaudited)

Marshall Large-Cap Value Fund

SCHEDULE OF INVESTMENTS

November 30, 2006

(Unaudited)

Description	Shares	Value
Common Stocks - 98.3%

Consumer Discretionary - 9.5%

Apparel Retail - 0.5%
TJX Companies, Inc.	60,700	$1,664,394
Apparel, Accessories & Luxury Goods - 0.9%
Liz Claiborne, Inc.	31,800	1,359,450
VF Corp.	22,500	1,763,775

		3,123,225
Department Stores - 1.8%
J.C. Penney Co., Inc.	21,600	1,670,544
Sears Holdings Corp. (1)	28,600	4,902,612

		6,573,156
Home Improvement Retail - 0.3%
Home Depot, Inc.	28,000	1,063,160
Homebuilding - 0.7%
Lennar Corp.	50,100	2,630,250
Household Appliances - 1.2%
Black & Decker Corp.	25,500	2,189,940
Whirlpool Corp. (2)	25,700	2,192,210

		4,382,150
Housewares & Specialties - 0.7%
Newell Rubbermaid, Inc.	91,200	2,598,288
Movies & Entertainment - 2.2%
News Corp.	171,000	3,522,600
Walt Disney Co.	134,300	4,438,615

		7,961,215
Publishing - 0.5%
Gannett Co., Inc.	19,800	1,178,496
Idearc, Inc. (1)	16,515	454,823

		1,633,319
Restaurants - 0.7%
Brinker International, Inc.	43,900	1,996,133
Darden Restaurants, Inc.	13,900	558,085

		2,554,218

Total Consumer Discretionary		34,183,375

Consumer Staples - 4.4%

Agricultural Products - 0.8%
Archer-Daniels-Midland Co.	77,800	2,730,780
Packaged Foods & Meats - 0.2%
General Mills, Inc.	13,700	766,515
Soft Drinks - 0.8%
Coca-Cola Co.	65,000	3,043,950
Tobacco - 2.6%
Altria Group, Inc.	66,500	5,599,965
Reynolds American, Inc. (2)	16,800	1,079,232
UST, Inc.	47,800	2,675,844

		9,355,041

Total Consumer Staples		15,896,286

Energy - 11.2%

Integrated Oil & Gas - 8.8%
Chevron Corp.	192,400	13,914,368
ConocoPhillips	183,400	12,342,820
Hess Corp. (2)	24,000	1,206,480
Marathon Oil Corp.	45,000	4,247,100

		31,710,768
Oil & Gas-Exploration and Production - 1.8%
Apache Corp.	33,000	2,307,690
Devon Energy Corp.	45,000	3,301,650

Description	Shares	Value
Common Stocks (continued)

Energy (continued)

EOG Resources, Inc.	14,000	$987,420

		6,596,760
Oil & Gas-Refining & Marketing - 0.6%
Valero Energy Corp.	36,500	2,010,055

Total Energy		40,317,583

Financials - 36.9%

Asset Management & Custody Banks - 0.5%
Bank of New York Co., Inc.	55,100	1,958,254
Diversified Banks - 6.4%
Comerica, Inc.	71,000	4,135,750
U.S. Bancorp (2)	251,800	8,470,552
Wells Fargo & Co.	295,700	10,420,468

		23,026,770
Investment Banking & Brokerage - 9.5%
A.G. Edwards, Inc.	46,500	2,690,025
Goldman Sachs Group, Inc. (2)	23,500	4,577,800
Lehman Brothers Holdings, Inc.	113,600	8,368,912
Merrill Lynch & Co., Inc.	108,500	9,486,155
Morgan Stanley	120,300	9,162,048

		34,284,940
Multi-line Insurance - 1.2%
Hartford Financial Services Group, Inc.	49,300	4,227,968
Other Diversified Financial Services - 6.5%
Bank of America Corp.	217,700	11,723,144
Citigroup, Inc.	168,700	8,365,833
JPMorgan Chase & Co.	72,500	3,355,300

		23,444,277
Property & Casualty Insurance - 6.4%
Allstate Corp.	55,100	3,497,748
Chubb Corp.	83,300	4,311,608
Cincinnati Financial Corp.	43,700	1,935,036
Old Republic International Corp.	49,000	1,104,950
St. Paul Travelers Companies, Inc.	185,500	9,610,755
W. R. Berkley Corp.	70,750	2,484,033

		22,944,130
Real Estate Investment Trusts - 0.8%
Archstone-Smith Trust	27,500	1,649,450
ProLogis	18,500	1,205,645

		2,855,095
Regional Banks - 5.6%
BB&T Corp.	93,400	4,017,134
Fifth Third Bancorp	51,000	2,010,930
KeyCorp	103,679	3,742,812
National City Corp.	111,700	4,032,370
PNC Financial Services Group	57,700	4,078,813
TCF Financial Corp. (2)	90,500	2,363,860

		20,245,919

Total Financials		132,987,353

Healthcare - 7.4%

Biotechnology - 0.9%
Amgen, Inc. (1) (2)	23,900	1,696,900
Gilead Sciences, Inc. (1)	25,700	1,694,144

		3,391,044
Healthcare Technology - 0.5%
IMS Health, Inc.	61,000	1,675,670
Managed Healthcare - 0.5%
WellPoint, Inc. (1)	23,400	1,770,678
Pharmaceuticals - 5.5%
Abbott Laboratories	40,000	1,866,400
Bristol-Myers Squibb Co.	137,900	3,424,057
Johnson & Johnson	45,000	2,965,950
Pfizer, Inc.	423,500	11,642,015

		19,898,422

Total Healthcare		26,735,814

Industrials - 6.1%

Aerospace & Defense - 2.9%
General Dynamics Corp.	31,500	2,357,460
Honeywell International, Inc.	40,000	1,719,200

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Lockheed Martin Corp.	35,500	$3,210,975
Northrop Grumman Corp.	40,000	2,677,200

		9,964,835
Construction & Farm Machinery & Heavy Trucks - 0.8%
Cummins, Inc.	10,200	1,223,184
Deere & Co. (2)	18,900	1,814,400

		3,037,584
Electrical Components & Equipment - 0.7%
Emerson Electric Co.	30,000	2,601,000
Industrial Machinery - 0.8%
Eaton Corp.	23,400	1,803,672
Parker Hannifin Corp.	15,000	1,252,200

		3,055,872
Railroads - 0.9%
Burlington Northern Santa Fe Corp.	16,500	1,240,140
Norfolk Southern Corp.	39,200	1,930,600

		3,170,740

Total Industrials		21,830,031

Information Technology - 6.1%

Application Software - 0.4%
Autodesk, Inc. (1)	34,000	1,400,120
Communications Equipment - 1.5%
Motorola, Inc.	243,000	5,387,310
Computer Hardware - 2.2%
Hewlett Packard Co.	171,900	6,783,174
International Business Machines Corp.	13,100	1,204,152

		7,987,326
Computer Storage & Peripherals - 0.4%
Western Digital Corp. (1)	72,300	1,483,596
Data Processing & Outsourced Services - 0.5%
Fidelity National Information Services, Inc.	0	5
Fiserv, Inc. (1) (2)	33,000	1,686,630

		1,686,635
Semiconductor Equipment - 0.4%
Lam Research Corp. (1)	25,000	1,315,000
Systems Software - 0.7%
Microsoft Corp.	90,000	2,639,700

Total Information Technology		21,899,687

Materials - 3.4%

Commodity Chemicals - 0.3%
Lyondell Chemical Co.	45,000	1,111,500
Diversified Chemicals - 1.0%
Dow Chemical Co.	60,900	2,436,609
Eastman Chemical Co.	16,800	997,584

		3,434,193
Diversified Metals & Mining - 1.4%
Freeport-McMoRan Copper & Gold, Inc.	22,000	1,383,140
Phelps Dodge Corp.	31,000	3,813,000

		5,196,140
Forest Products - 0.2%
Louisiana-Pacific Corp.	40,000	844,000
Metal & Glass Containers - 0.2%
Ball Corp.	15,600	667,056
Steel - 0.3%
United States Steel Corp.	12,500	934,875

Total Materials		12,187,764

Telecommunication Services - 6.7%

Integrated Telecommunication Services - 6.7%
AT&T, Inc. (2)	350,000	11,868,500
Citizens Communications Co.	41,500	588,055
Verizon Communications	330,300	11,540,682

Total Telecommunication Services		23,997,237

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Utilities - 6.6%

Electric Utilities - 2.6%
Entergy Corp.	35,900	$3,278,388
FirstEnergy Corp.	26,800	1,603,712
Progress Energy, Inc.(2)	91,000	4,347,070

		9,229,170
Gas Utilities - 0.8%
ONEOK, Inc.	63,400	2,741,416
Independent Power Producers & Energy Traders - 0.4%
TXU Corp.	24,800	1,423,272
Multi-Utilities - 2.8%
CenterPoint Energy, Inc. (2)	172,100	2,813,835
Energy East Corp.	98,900	2,416,127
OGE Energy Corp.	66,700	2,615,974
TECO Energy, Inc.	156,000	2,650,440

		10,496,376

Total Utilities		23,890,234

Total Common Stocks (identified cost $295,042,575)		353,925,364

Short Term Investments - 8.5%

Collateral Pool Investment for Securities on Loan – 7.0%
(See Note 2 of Additional Information)		25,059,147
Repurchase Agreement - 1.5%
Agreement with Morgan Stanley & Co., Inc., 5.280%, dated 11/30/2006 to be repurchased at $5,571,298 on 12/1/2006, collateralized by a U.S. Government Agency Obligation with a maturity of 9/18/2007, with a market value of $5,683,792 (at amortized cost)	$5,570,481	5,570,481

Total Short Term Investments (identified cost $30,629,628)		30,629,628

Total Investments - 106.8% (identified cost $325,672,203)		384,554,992
Other Assets and Liabilities - (6.8)%		(24,609,176)

Total Net Assets - 100.0%		$359,945,816

(See Notes to Schedules of Investments)

Marshall Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS

November 30, 2006

(Unaudited)

Description	Shares	Value
Common Stocks - 97.2%

Consumer Discretionary - 12.2%

Apparel Retail - 0.9%
Abercrombie & Fitch Co.	13,600	$917,184
American Eagle Outfitters, Inc.	29,000	1,310,220

		2,227,404
Apparel, Accessories & Luxury Goods - 1.4%
Coach, Inc. (1)	78,900	3,409,269
Automotive Retail - 0.3%
AutoZone, Inc. (1) (2)	7,100	806,631
Computer & Electronics Retail - 1.3%
Best Buy, Inc.	55,400	3,045,338
Department Stores - 3.2%
J.C. Penney Co., Inc.	52,300	4,044,882
Kohl’s Corp. (1)	20,460	1,424,016
Sears Holdings Corp. (1) (2)	12,170	2,086,181

		7,555,079
Home Improvement Retail - 1.0%
Home Depot, Inc.	66,940	2,541,712
Homebuilding - 0.4%
D.R. Horton, Inc.	32,300	860,472
Motorcycle Manufacturers - 0.6%
Harley-Davidson, Inc. (2)	20,600	1,519,662
Movies & Entertainment - 0.7%
Walt Disney Co.	52,980	1,750,989
Restaurants - 1.9%
Brinker International, Inc.	23,800	1,082,186
McDonald’s Corp.	30,980	1,300,231
Starbucks Corp. (1)	28,680	1,012,117
YUM! Brands, Inc.	20,200	1,236,038

		4,630,572
Specialty Stores - 0.5%
Staples, Inc.	51,550	1,312,979

Total Consumer Discretionary		29,660,107

Consumer Staples - 9.3%

Agricultural Products - 0.4%
Archer-Daniels-Midland Co.	26,700	937,170
Household Products - 4.2%
Colgate-Palmolive Co.	35,500	2,309,275
Kimberly-Clark Corp.	11,000	731,170
Procter & Gamble Co.	117,650	7,387,244

		10,427,689
Hypermarkets & Supercenters - 0.7%
Wal-Mart Stores, Inc.	34,800	1,604,280
Packaged Foods & Meats - 1.0%
General Mills, Inc.	44,000	2,461,800

Description	Shares	Value
Common Stocks (continued)

Consumer Staples (continued)

Soft Drinks - 1.9%
PepsiCo, Inc.	72,830	$4,513,275
Tobacco - 1.1%
Altria Group, Inc.	31,300	2,635,773

Total Consumer Staples		22,579,987

Energy - 5.5%

Integrated Oil & Gas - 2.9%
ConocoPhillips	18,711	1,259,250
ExxonMobil Corp.	19,900	1,528,519
Hess Corp. (2)	26,400	1,327,128
Marathon Oil Corp.	17,625	1,663,447
Occidental Petroleum Corp.	27,800	1,399,452

		7,177,796
Oil & Gas-Drilling - 0.6%
Patterson-UTI Energy, Inc.	26,500	734,315
Unit Corp. (1)	15,020	766,471

		1,500,786
Oil & Gas-Exploration and Production - 2.0%
Apache Corp.	16,900	1,181,817
EOG Resources, Inc.	25,200	1,777,356
XTO Energy, Inc.	35,200	1,781,120

		4,740,293

Total Energy		13,418,875

Financials - 10.5%

Asset Management & Custody Banks - 0.4%
Bank of New York Co., Inc.	26,600	945,364
Investment Banking & Brokerage - 4.1%
Goldman Sachs Group, Inc. (2)	20,500	3,993,400
Lehman Brothers Holdings, Inc.	11,000	810,370
Merrill Lynch & Co., Inc.	39,090	3,417,639
Morgan Stanley	19,700	1,500,352

		9,721,761
Multi-line Insurance - 0.3%
Hartford Financial Services Group, Inc.	8,400	720,384
Other Diversified Financial Services - 1.2%
Bank of America Corp.	13,920	749,592
Citigroup, Inc.	25,700	1,274,463
JPMorgan Chase & Co.	18,700	865,436

		2,889,491
Property & Casualty Insurance - 0.6%
Fidelity National Financial, Inc.	33,213	751,942
St. Paul Travelers Companies, Inc.	14,500	751,245

		1,503,187
Real Estate Investment Trusts - 0.9%
ProLogis	33,810	2,203,398
Regional Banks - 1.3%
Synovus Financial Corp.	107,100	3,215,142
Specialized Finance - 1.3%
Moody’s Corp.	45,800	3,182,184
Thrifts & Mortgage Finance - 0.4%
MGIC Investment Corp. (2)	17,800	1,031,688

Total Financials		25,412,599

Healthcare - 19.0%

Biotechnology - 6.2%
Amgen, Inc. (1) (2)	62,900	4,465,900
Biogen Idec, Inc. (1)	23,250	1,215,045

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Genzyme Corp. (1)	46,700	$3,007,480
Gilead Sciences, Inc. (1) (2)	97,300	6,414,015

		15,102,440
Healthcare Distributors - 1.5%
AmerisourceBergen Corp.	15,400	708,246
Cardinal Health, Inc.	41,400	2,675,268
McKesson Corp.	3,800	187,720

		3,571,234
Healthcare Equipment - 2.3%
Boston Scientific Corp. (1)	26,600	420,812
Medtronic, Inc.	101,000	5,265,130

		5,685,942
Healthcare Services - 1.6%
Caremark Rx, Inc.	23,400	1,106,820
Express Scripts, Inc. (1)	13,900	947,980
Medco Health Solutions, Inc. (1)	35,000	1,757,350

		3,812,150
Life Sciences Tools & Services - 0.6%
Applera Corp.	41,600	1,515,904
Managed Healthcare - 2.5%
Aetna, Inc.	43,120	1,781,287
Coventry Health Care, Inc. (1)	21,250	1,022,763
WellPoint, Inc. (1)	41,400	3,132,738

		5,936,788
Pharmaceuticals - 4.3%
Abbott Laboratories	16,500	769,890
Allergan, Inc.	15,700	1,830,306
Eli Lilly & Co.	28,700	1,538,033
Johnson & Johnson	58,800	3,875,508
King Pharmaceuticals, Inc. (1) (2)	33,100	547,143
Wyeth	36,900	1,781,532

		10,342,412

Total Healthcare		45,966,870

Industrials - 11.9%

Aerospace & Defense - 6.0%
Boeing Co.	82,200	7,277,166
General Dynamics Corp.	20,000	1,496,800
Lockheed Martin Corp.	57,300	5,182,785
United Technologies Corp.	12,200	787,266

		14,744,017
Construction & Engineering - 0.8%
Fluor Corp.	22,300	1,941,884
Electrical Components & Equipment - 1.3%
Emerson Electric Co.	35,400	3,069,180
Industrial Conglomerates - 1.1%
3M Co.	32,700	2,663,742
Industrial Machinery - 2.0%
Illinois Tool Works, Inc.	67,400	3,181,280
Parker-Hannifin Corp.	19,000	1,586,120

		4,767,400
Railroads - 0.7%
Norfolk Southern Corp.	32,840	1,617,370

Total Industrials		28,803,593

Information Technology - 26.9%

Application Software - 1.1%
AutoDesk, Inc. (1)	62,600	2,577,868

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Information Technology (continued)

Communications Equipment - 4.7%
Cisco Systems, Inc. (1)	288,100	$7,744,128
Harris Corp.	27,300	1,149,603
Juniper Networks, Inc. (1)	52,800	1,124,112
Motorola, Inc.	64,270	1,424,866

		11,442,709
Computer Hardware - 4.5%
Apple Computer, Inc. (1) (2)	75,100	6,885,168
Hewlett Packard Co.	37,600	1,483,696
International Business Machines Corp.	26,500	2,435,880

		10,804,744
Computer Storage & Peripherals - 2.7%
EMC Corp. (1)	214,500	2,812,095
SanDisk Corp. (1) (2)	24,300	1,078,920
Seagate Technology	45,400	1,169,504
Western Digital Corp. (1)	67,000	1,374,840

		6,435,359
Data Processing & Outsourced Services - 0.7%
Affiliated Computer Services, Inc. (1) (2)	20,100	1,016,055
Fidelity National Information Services, Inc.	17,036	679,732

		1,695,787
Semiconductor Equipment - 0.6%
Lam Research Corp. (1)	15,840	833,184
MEMC Electronic Materials, Inc. (1)	16,650	662,670

		1,495,854
Semiconductors - 5.8%
Advanced Micro Devices, Inc. (1) (2)	45,300	977,121
Broadcom Corp. (1)	36,950	1,213,069
Freescale Semiconductor, Inc. (1)	47,100	1,880,703
Intel Corp.	225,500	4,814,425
NVIDIA Corp. (1)	23,900	884,061
Texas Instruments, Inc.	147,800	4,367,490

		14,136,869
Systems Software - 6.8%
Microsoft Corp.	331,300	9,717,028
Oracle Corp. (1)	354,630	6,748,609
		16,465,637

Total Information Technology		65,054,827
Materials - 1.9%

Diversified Metals & Mining - 1.9%
Freeport-McMoRan Copper & Gold, Inc.	43,500	2,734,845
Phelps Dodge Corp.	14,940	1,837,620

Total Materials		4,572,465

Total Common Stocks (identified cost $202,507,644)		235,469,323
Short Term Investments - 12.0%
Collateral Pool Investment for Securities on Loan – 9.1%		22,081,807
(See Note 2 of Additional Information)
Repurchase Agreement - 2.8%
Agreement with Morgan Stanley & Co., Inc., 5.280%, dated 11/30/2006, to be repurchased at $6,785,506 on 12/1/2006, collateralized by a U.S. Government Agency Obligation with a maturity of 9/18/2007, with a market value of $6,922,321 (at amortized cost)	$6,784,511	6,784,511
U.S. Treasury Bill - 0.1%
5.050%, 12/21/2006 (3) (13)	300,000	299,175

Total Short Term Investments (identified cost $29,165,492)		29,165,493

Total Investments - 109.2% (identified cost $231,673,136)		264,634,816
Other Assets and Liabilities - (9.2)%		(22,341,636)

Total Net Assets - 100.0%		$242,293,180

(See Notes to Schedules of Investments)

Marshall Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS

November 30, 2006

(Unaudited)

Description	Shares	Value
Common Stocks - 98.1%

Consumer Discretionary - 14.7%
Advertising - 2.8%
Harte-Hanks, Inc.	349,100	$9,041,690
Interpublic Group of Cos., Inc. (1) (2)	758,400	9,078,048

		18,119,738
Apparel Retail - 2.4%
Chico’s FAS, Inc. (1) (2)	129,400	3,073,250
Ross Stores, Inc.	393,900	12,206,961

		15,280,211
Auto Parts & Equipment - 1.5%
Johnson Controls, Inc.	117,300	9,540,009
Broadcasting & Cable TV - 2.0%
Clear Channel Communications, Inc.	358,300	12,597,828
Home Furnishings - 2.4%
Furniture Brands International, Inc. (2)	526,500	9,066,330
Mohawk Industries, Inc. (1) (2)	84,200	6,519,606

		15,585,936
Home Improvement Retail - 1.3%
Sherwin-Williams Co.	133,800	8,369,190
Household Appliances - 0.8%
Snap-on, Inc.	103,800	4,930,500
Publishing - 1.0%
Tribune Co.	191,400	6,086,520
Specialty Stores - 0.5%
Claire’s Stores, Inc.	106,500	3,398,415

Total Consumer Discretionary		93,908,347

Consumer Staples - 7.0%

Food Retail - 1.3%
Kroger Co.	398,980	8,562,111
Hypermarkets & Supercenters - 1.4%
BJ’s Wholesale Club, Inc. (1)	278,000	8,979,400
Packaged Foods & Meats - 2.8%
Del Monte Foods Co.	994,500	11,227,905
Pilgrim’s Pride Corp.	252,900	6,454,008

		17,681,913
Soft Drinks - 1.5%
Coca-Cola Enterprises, Inc.	452,800	9,259,760

Total Consumer Staples		44,483,184

Energy - 7.3%

Integrated Oil & Gas - 0.5%
Hess Corp.	63,200	3,177,064
Oil & Gas-Drilling - 1.5%
Noble Corp.	126,000	9,733,500
Oil & Gas-Equipment and Services - 0.6%
Grant Prideco, Inc. (1)	88,200	3,864,924
Oil & Gas-Exploration and Production - 4.7%
Chesapeake Energy Corp. (2)	205,550	6,994,867
Newfield Exploration Co. (1)	63,700	3,170,349
Noble Energy, Inc.	232,000	12,412,000
Pogo Producing Co. (2)	132,400	7,006,608

		29,583,824

Total Energy		46,359,312

Description	Shares	Value
Common Stocks (continued)

Financials - 19.7%

Asset Management & Custody Banks - 2.3%
Affiliated Managers Group, Inc. (1) (2)	31,000	$3,165,410
Ameriprise Financial, Inc.	48,300	2,613,030
State Street Corp.	144,400	8,971,572

		14,750,012
Investment Banking & Brokerage - 1.3%
Bear Stearns Companies, Inc.	55,300	8,432,144
Life & Health Insurance - 1.8%
Protective Life Corp.	247,500	11,686,950
Property & Casualty Insurance - 6.6%
ACE Ltd.	238,900	13,579,076
Ambac Financial Group, Inc.	169,000	14,473,160
XL Capital Ltd.	187,000	13,299,440

		41,351,676
Regional Banks - 2.0%
City National Corp.	66,600	4,516,812
Zions Bancorp.	104,000	8,136,960

		12,653,772
Reinsurance - 2.4%
PartnerRe Ltd.	219,500	15,303,539
Specialized Finance - 1.6%
CIT Group, Inc.	191,000	9,933,910
Thrifts & Mortgage Finance - 1.7%
MGIC Investment Corp. (2)	182,000	10,548,720

Total Financials		124,660,723

Healthcare - 10.6%

Healthcare Distributors - 1.6%
AmerisourceBergen Corp.	231,500	10,646,685
Healthcare Facilities - 1.4%
Community Health Systems, Inc. (1) (2)	257,600	9,016,000
Healthcare Services - 1.4%
Omnicare, Inc.	231,600	9,192,204
Healthcare Supplies - 0.9%
DENTSPLY International, Inc.	186,700	5,961,331
Healthcare Technology - 1.4%
IMS Health, Inc.	321,200	8,823,364
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc. (1) (2)	184,400	8,082,252
Managed Healthcare - 1.3%
Health Net, Inc. (1)	173,000	7,982,220
Pharmaceuticals - 1.3%
Biovail Corp.	450,600	8,007,162

Total Healthcare		67,711,218

Industrials - 8.2%

Aerospace & Defense - 1.6%
Alliant Techsystems, Inc. (1) (2)	133,100	10,289,961
Commercial Printing - 0.5%
Donnelley (R.R.) & Sons Co.	90,900	3,206,043
Diversified Commercial & Professional Services - 0.5%
Aramark Corp., Class B	94,900	3,164,915
Environmental & Facilities Services - 1.3%
Republic Services, Inc.	195,200	8,096,896
Human Resource & Employment Services - 1.8%
Manpower, Inc.	168,400	11,956,400
Industrial Conglomerates - 1.5%
ITT Corp.	174,100	9,392,695
Trucking - 1.0%
Hunt (J.B.) Transport Services, Inc.	293,000	6,413,770

Total Industrials		52,520,680

Description	Shares	Value
Common Stocks (continued)

Information Technology - 12.2%
Application Software - 3.0%
Cadence Design Systems, Inc. (1) (2)	500,000	$9,190,000
Synopsys, Inc. (1)	418,600	10,695,230

		19,885,230
Communications Equipment - 0.7%
Juniper Networks, Inc. (1)	195,000	4,151,550
Computer Storage & Peripherals - 1.1%
Electronics for Imaging, Inc. (1) (2)	277,270	6,793,115
Data Processing & Outsourced Services - 2.5%
Fiserv, Inc. (1) (2)	171,200	8,750,032
Sabre Holdings Corp.	275,100	7,545,993

		16,296,025
Electronic Manufacturing Services - 0.5%
Jabil Circuit, Inc.	108,500	3,077,060
Office Electronics - 1.6%
Xerox Corp. (1)	602,400	9,939,600
Semiconductor Equipment - 0.9%
Novellus Systems, Inc. (1) (2)	176,500	5,510,330
Technology Distributors - 1.9%
Arrow Electronics, Inc. (1) (2)	274,200	8,708,592
Ingram Micro, Inc. (1)	166,100	3,385,118

		12,093,710

Total Information Technology		77,746,620

Materials - 6.9%

Metal & Glass Containers - 1.3%
Pactiv Corp. (1)	232,400	8,006,180
Paper Packaging - 2.6%
Packaging Corp. of America	332,600	7,500,130
Sealed Air Corp.	158,800	9,450,188

		16,950,318
Paper Products - 0.7%
MeadWestvaco Corp.	161,200	4,755,400
Specialty Chemicals - 1.5%
Valspar Corp.	332,400	9,300,552
Steel - 0.8%
Nucor Corp.	81,300	4,865,805

Total Materials		43,878,255

Telecommunication Services - 3.9%

Integrated Telecommunication Services - 2.0%
Citizens Communications Co.	562,800	7,974,876
Windstream Corp. (2)	369,424	5,149,771

		13,124,647
Wireless Telecommunication Services - 1.9%
Alltel Corp.	210,000	11,915,400

Total Telecommunication Services		25,040,047
Utilities - 7.6%

Electric Utilities - 4.4%
Entergy Corp.	133,100	12,154,692
PPL Corp.	265,100	9,636,385
Progress Energy, Inc. (2)	134,300	6,415,511

		28,206,588

Multi-Utilities - 3.2%
CMS Energy Corp. (1) (2)	418,700	6,787,127
PNM Resources, Inc.	107,500	3,300,250
Xcel Energy, Inc. (2)	455,000	10,446,800
		20,534,177

Total Utilities		48,740,765

Total Common Stocks (identified cost $516,051,228)		625,049,151

Short Term Investments - 16.4%
Collateral Pool Investment for Securities on Loan - 14.7%
(See Note 2 of the Additional Information)		93,878,999

Description	Shares or Principal Amount	Value
Short Term Investments (continued)

Repurchase Agreement - 1.7%
Agreement with Morgan Stanley & Co, Inc., 5.280% dated 11/30/2006, to be repurchased at $10,539,285 on 12/01/2006, collateralized by a U.S. Government Agency Obligation with a maturity of 9/18/2007 with a market value of $10,753,120 (at amortized cost)	$10,537,740	$10,537,740

Total Short Term Investments (identified cost $104,416,739)		104,416,739

Total Investments - 114.5% (identified cost $620,467,967)		729,465,890
Other Assets and Liabilities - (14.5)%		(92,311,489)

Total Net Assets - 100.0%		$637,154,401

(See Notes to Schedules of Investments)

Marshall Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS

November 30, 2006

(Unaudited)

Description	Shares	Value
Common Stocks - 98.0%

Consumer Discretionary - 18.9%

Apparel Retail - 2.3%
Coldwater Creek, Inc. (1)(2)	42,700	$1,073,905
Limited Brands, Inc.	60,600	1,920,414
TJX Companies, Inc.	56,400	1,546,488

		4,540,807
Apparel, Accessories & Luxury Goods - 2.0%
Coach, Inc. (1)	48,100	2,078,401
Polo Ralph Lauren Co.	21,400	1,673,480

		3,751,881
Broadcasting & Cable TV - 1.7%
Comcast Corp., Class A (1)(2)	81,300	3,289,398
Casinos & Gaming - 1.1%
International Game Technology (2)	47,500	2,079,550
Catalog Retail - 1.0%
Liberty Media Corp. - Interactive (1)	82,100	1,868,596
Computer & Electronics Retail - 1.0%
GameStop Corp. (1)(2)	32,900	1,844,045
Department Stores - 1.1%
J.C. Penney Co., Inc.	26,400	2,041,776
Home Furnishings - 1.1%
Tempur-Pedic International, Inc. (1)(2)	94,200	1,985,736
Homefurnishing Retail - 0.7%
Rent-A-Center, Inc. (1)	49,700	1,358,798
Hotels, Resorts & Cruise Lines - 0.9%
Hilton Hotels Corp.	49,500	1,625,085
Internet Retail - 2.1%
Amazon.com, Inc. (1)(2)	29,600	1,194,064
Netflix, Inc. (1)(2)	50,200	1,474,876
Priceline.com, Inc. (1)(2)	38,300	1,512,467

		4,181,407
Leisure Facilities - 1.3%
LIFE TIME FITNESS, Inc. (1)	48,400	2,386,604
Leisure Products - 0.9%
Pool Corp. (2)	42,700	1,749,419
Movies & Entertainment - 0.9%
DreamWorks Animation SKG, Inc. (1)	57,200	1,671,956
Specialty Stores - 0.8%
Office Depot, Inc. (1)	39,500	1,495,470

Total Consumer Discretionary		35,870,528

Consumer Staples - 2.9%

Agricultural Products - 0.6%
Corn Products International, Inc.	32,900	1,194,928
Food Retail - 0.8%
SUPERVALU, INC.	42,100	1,442,346
Household Products - 0.9%
Central Garden & Pet Co. (1)	32,100	1,675,620
Packaged Foods & Meats - 0.6%
McCormick & Company, Inc.	30,000	1,161,600

Total Consumer Staples		5,474,494

Energy - 7.0%

Coal & Consumable Fuels - 0.5%
Cameco Corp.	22,800	866,856

Description	Shares	Value
Common Stocks (continued)

Energy (continued)

Oil & Gas-Drilling - 0.4%
ENSCO International, Inc.	14,600	$757,156
Oil & Gas-Equipment and Services - 1.5%
BJ Services Co.	26,800	905,036
Grant Prideco, Inc. (1)	14,200	622,244
National-Oilwell Varco, Inc. (1)	18,300	1,217,133

		2,744,413
Oil & Gas-Exploration and Production - 3.6%
Chesapeake Energy Corp. (2)	60,400	2,055,412
Denbury Resources, Inc. (1)	49,100	1,441,085
Helix Energy Solutions Group Inc. (1)	38,500	1,416,030
XTO Energy, Inc.	41,600	2,104,960

		7,017,487
Oil & Gas-Storage & Transportation - 1.0%
Kinder Morgan Management LLC (1)	0	18
Williams Companies, Inc.	64,900	1,801,624

		1,801,642

Total Energy		13,187,554

Financials - 9.4%

Asset Management & Custody Banks - 2.8%
Affiliated Managers Group, Inc. (1)(2)	20,000	2,042,200
Franklin Resources, Inc.	17,500	1,867,950
Nuveen Investments, Class A	31,300	1,553,106

		5,463,256
Insurance Brokers - 0.7%
Willis Group Holdings, Ltd.	31,400	1,264,164
Investment Banking & Brokerage - 0.7%
GFI Group, Inc. (1)(2)	23,300	1,317,848
Property & Casualty Insurance - 0.8%
Assured Guaranty, Ltd.	55,000	1,421,750
Real Estate Investment Trusts - 0.7%
Essex Property Trust, Inc. (2)	10,300	1,360,012
Real Estate Management & Development - 1.1%
CB Richard Ellis Group, Inc., Class A (1)	61,400	2,021,902
Specialized Finance - 2.6%
IntercontinentalExchange, Inc. (1)	16,100	1,581,825
Nasdaq Stock Market, Inc. (1)(2)	39,000	1,565,850
NYSE Group, Inc. (1)(2)	16,900	1,691,690

		4,839,365

Total Financials		17,688,297

Healthcare - 16.3%

Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (1)	32,600	1,410,928
BioMarin Pharmaceutical, Inc. (1)	80,400	1,375,644
Celgene Corp. (1)	38,500	2,145,605

		4,932,177
Healthcare Equipment - 2.9%
Baxter International, Inc.	42,700	1,910,398
C.R. Bard, Inc.	24,800	2,040,792
Hologic, Inc. (1)(2)	32,400	1,620,972

		5,572,162
Healthcare Facilities - 3.5%
Brookdale Senior Living, Inc. (2)	28,400	1,296,460
Manor Care, Inc. (2)	28,200	1,340,064
Psychiatric Solutions, Inc. (1)(2)	57,700	2,099,703
Sunrise Senior Living, Inc. (1)(2)	52,300	1,668,370

		6,404,597
Healthcare Services - 0.8%
DaVita, Inc. (1)	29,100	1,548,411
Healthcare Supplies - 0.6%
Inverness Medical Innovations, Inc. (1)	29,300	1,142,993
Healthcare Technology - 1.6%
Cerner Corp. (1)(2)	37,200	1,788,204
IMS Health, Inc.	42,900	1,178,463

		2,966,667
Life Sciences Tools & Services - 1.2%
Covance, Inc. (1)(2)	24,300	1,454,841

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Thermo Fisher Scientific, Inc. (1)	20,500	$898,515

		2,353,356
Pharmaceuticals - 3.1%
Allergan, Inc. (2)	20,900	2,436,522
Forest Laboratories, Inc. (1)	33,300	1,621,710
Shire PLC ADR	30,000	1,818,000

		5,876,232

Total Healthcare		30,796,595

Industrials - 14.0%

Aerospace & Defense - 3.2%
DRS Technologies, Inc.	19,000	944,110
Precision Castparts Corp.	42,500	3,207,050
Rockwell Collins, Inc.	30,000	1,809,900

		5,961,060
Construction & Engineering - 0.8%
Jacobs Engineering Group, Inc. (1)	17,500	1,467,725
Construction & Farm Machinery & Heavy Trucks - 1.6%
Joy Global, Inc.	24,700	1,084,330
Manitowoc Company, Inc.	32,300	1,945,752

		3,030,082
Diversified Commercial & Professional Services – 2.3%
Corporate Executive Board Co.	10,200	965,124
Dun & Bradstreet Corp. (1)	22,300	1,833,506
SAIC, Inc. (1)(2)	83,900	1,591,583

		4,390,213
Electrical Components & Equipment - 1.2%
Roper Industries, Inc. (2)	44,700	2,293,557
Heavy Electrical Equipment - 0.9%
ABB, Ltd. ADR (2)	106,900	1,740,332
Industrial Conglomerates - 3.1%
Harsco Corp.	21,800	1,701,054
ITT Corp.	31,200	1,683,240
Textron, Inc.	25,100	2,445,995

		5,830,289
Office Services & Supplies - 0.9%
Herman Miller, Inc.	50,900	1,787,099

Total Industrials		26,500,357

Information Technology - 22.3%

Application Software - 2.2%
Adobe Systems, Inc. (1)	41,600	1,669,408
BEA Systems, Inc. (1)	64,700	890,919
Synopsys, Inc. (1)	61,500	1,571,325

		4,131,652
Communications Equipment - 1.0%
Avocent Corp. (1)	52,100	1,812,038
Computer Hardware - 0.8%
Sun Microsystems, Inc. (1)(2)	291,900	1,582,098
Computer Storage & Peripherals - 1.6%
Network Appliance, Inc. (1)(2)	55,000	2,156,550
SanDisk Corp. (1)(2)	18,700	830,280

		2,986,830
Data Processing & Outsourced Services - 4.4%
Alliance Data Systems Corp. (1)	29,200	1,889,532
Electronic Data Systems Corp.	61,000	1,655,540
Mastercard, Inc., Class A (2)	17,500	1,780,625
Paychex, Inc.	42,300	1,667,043
VeriFone Holdings, Inc. (1)	44,600	1,505,696

		8,498,436
Electronic Equipment Manufacturers - 1.5%
Amphenol Corp., Class A	24,500	1,669,185
Corning, Inc. (1)	55,400	1,194,424

		2,863,609
Home Entertainment Software - 1.1%
Electronic Arts, Inc. (1)(2)	36,700	2,049,695
Internet Software & Services - 4.0%
Akamai Technologies, Inc. (1)	39,500	1,930,365

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Information Technology (continued)

Digital River, Inc. (1)(2)	28,200	$1,661,262
Equinix, Inc. (1)(2)	26,500	2,022,480
Webex Communications, Inc. (1)(2)	53,800	1,931,420

		7,545,527
IT Consulting & Other Services - 1.7%
Cognizant Technology Solutions Corp. (1)	20,900	1,704,604
Satyam Computer Services, Ltd. ADR	65,500	1,529,425

		3,234,029
Semiconductor Equipment - 2.5%
ASML Holding N.V. (1)(2)	49,900	1,242,510
Lam Research Corp. (1)	25,200	1,325,520
MEMC Electronic Materials, Inc. (1)	54,900	2,185,020

		4,753,050
Semiconductors - 1.5%
Integrated Device Technology, Inc. (1)	85,700	1,414,050
NVIDIA Corp. (1)(2)	37,800	1,398,222

		2,812,272

Total Information Technology		42,269,236

Materials - 2.4%

Fertilizers & Agricultural Chemicals - 0.8%
Monsanto Co.	30,000	1,442,100
Industrial Gases - 0.9%
Praxair, Inc.	28,000	1,747,200
Specialty Chemicals - 0.7%
Ecolab, Inc.	31,600	1,401,460

Total Materials		4,590,760

Telecommunication Services - 4.8%

Wireless Telecommunication Services - 4.8%
America Movil S.A. de C.V. ADR	41,500	1,845,505
American Tower Corp. (1)	56,300	2,132,081
Crown Castle International Corp. (1)(2)	41,800	1,440,428
Leap Wireless International, Inc. (1)	28,900	1,640,075
NII Holdings, Inc. (1)	30,000	1,947,900

Total Telecommunication Services		9,005,989

Total Common Stocks (identified cost $154,665,126)		185,383,810
Short Term Investments - 28.0%
Collateral Pool Investment for Securities on Loan - 24.3%
(See Note 2 of the Additional Information)		45,940,856
Repurchase Agreement - 3.5%
Agreement with Morgan Stanley & Co., Inc., 5.280%, dated 11/30/2006, to be repurchased at $6,594,682 on 12/1/2006, collateralized by a U.S. Government Agency Obligation with a maturity of 9/18/2007, with a market value of $6,730,301 (at amortized cost)	$6,593,715	6,593,715
U.S. Treasury Bill - 0.2%
4.820%, 12/14/2006 (3)(13)	350,000	349,398

Total Short Term Investments (identified cost $52,883,969)		52,883,969

Total Investments - 126.0% (identified cost $207,549,095)		238,267,779
Other Assets and Liabilities - (26.0)%		(49,159,674)

Total Net Assets - 100.0%		$189,108,105

(See Notes to Schedules of Investments)

Marshall Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS

November 30, 2006

(Unaudited)

Description	Shares	Value
Common Stocks - 94.9%

Consumer Discretionary - 14.3%

Apparel Retail - 2.8%
bebe stores, inc.	52,800	$1,051,248
Coldwater Creek, Inc. (1)(2)	57,200	1,438,580
Wet Seal, Inc. Class A (1)	281,000	2,040,060
Iconix Brand Group, Inc. (1)	86,200	1,550,738

		6,080,626
Computer & Electronics Retail - 0.9%
GameStop Corp. (1)(2)	34,200	1,916,910
Department Stores - 0.6%
Bon-Ton Stores, Inc. (2)	33,900	1,267,521
General Merchandise Stores - 0.7%
Big Lots, Inc. (1)(2)	72,500	1,617,475
Home Furnishings - 1.0%
Tempur-Pedic International, Inc. (1)(2)	105,900	2,232,372
Homefurnishing Retail - 0.6%
Rent-A-Center, Inc. (1)	52,100	1,424,414
Internet Retail - 3.2%
Blue Nile, Inc. (1)(2)	37,000	1,239,870
Netflix, Inc. (1)(2)	58,200	1,709,916
Priceline.com, Inc. (1)(2)	44,500	1,757,305
VistaPrint Ltd. (1)	68,100	2,268,411

		6,975,502
Leisure Facilities - 1.3%
LIFE TIME FITNESS, Inc. (1)	56,200	2,771,222
Leisure Products - 1.7%
Pool Corp. (2)	52,700	2,159,119
RC2 Corp. (1)	36,400	1,560,468

		3,719,587
Restaurants - 0.6%
Benihana Inc. (1)	49,600	1,388,800
Specialty Stores - 0.9%
Cabela’s Inc., Class A (1)(2)	83,200	2,015,104

Total Consumer Discretionary		31,409,533

Consumer Staples - 1.5%

Food Distributors - 0.6%
Central European Distribution Corp. (1)(2)	46,300	1,326,495
Household Products - 0.9%
Central Garden & Pet Co. (1)	36,900	1,926,180

Total Consumer Staples		3,252,675

Energy - 4.8%

Integrated Oil & Gas - 0.9%
InterOil Corp. (1)(2)	65,400	1,955,460
Oil & Gas-Drilling - 0.7%
Pioneer Drilling Company (1)	100,000	1,448,000
Oil & Gas-Exploration and Production - 3.2%
BPZ Energy, Inc. (1)	371,316	1,522,396
Contango Oil & Gas Co. (1)(2)	109,400	2,540,268
Exploration Co. of Delaware (1)	144,700	1,993,966
Helix Energy Solutions Group Inc. (1)	29,600	1,088,688

		7,145,318
Oil & Gas-Storage & Transportation - 0.0%
Kinder Morgan Management LLC (1)	1	34

Total Energy		10,548,812

Description	Shares	Value
Common Stocks (continued)

Financials - 11.2%

Asset Management & Custody Banks - 1.9%
Affiliated Managers Group, Inc. (1)(2)	22,300	$2,277,053
Nuveen Investments, Class A	36,200	1,796,244

		4,073,297
Consumer Finance - 0.8%
First Cash Financial Services, Inc. (1)	84,300	1,722,249
Investment Banking & Brokerage - 1.1%
GFI Group, Inc. (1)(2)	27,900	1,578,024
Tradestation Group Inc. (1)	54,050	788,590

		2,366,614
Multi-Sector Holdings - 0.7%
PICO Holdings, Inc. (1)(2)	50,100	1,591,176
Property & Casualty Insurance - 3.6%
Amerisafe, Inc. (1)	146,500	2,001,190
Assured Guaranty, Ltd.	85,000	2,197,250
Infinity Property & Casualty Corp.	42,900	1,936,935
Tower Group, Inc.	62,200	2,048,868

		8,184,243
Real Estate Management & Development - 1.1%
CB Richard Ellis Group, Inc., Class A (1)	72,300	2,380,839
Reinsurance - 0.8%
IPC Holdings, Ltd.	54,300	1,694,160
Specialized Finance - 0.7%
Nasdaq Stock Market, Inc. (1)(2)	39,000	1,565,850
Thrifts & Mortgage Finance - 0.5%
Triad Guaranty Inc. (1)(2)	19,800	1,065,240

Total Financials		24,643,668

Healthcare - 19.7%

Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (1)(2)	47,700	2,064,456
Applera Corp.- Celera Group (1)	90,700	1,301,545
BioMarin Pharmaceutical, Inc. (1)	93,700	1,603,207
Metabolix, Inc (1)	52,100	875,280

		5,844,488
Healthcare Distributors - 0.9%
MWI Veterinary Supply, Inc. (1)	59,000	2,025,470
Healthcare Equipment - 5.6%
Cutera, Inc. (1)	70,900	1,995,126
Hologic, Inc. (1)(2)	35,700	1,786,071
Natus Medical, Inc. (1)	111,800	1,817,868
NuVasive, Inc. (1)	78,800	1,812,400
Quidel Corp. (1)	109,400	1,488,934
The Spectranetics Corp. (1)	133,200	1,451,880
Volcano Corp. (1)(2)	113,900	2,026,281

		12,378,560
Healthcare Facilities - 3.6%
Five Star Quality Care, Inc. (1)(2)	190,000	1,932,300
Psychiatric Solutions, Inc. (1)(2)	67,000	2,438,129
Sun Healthcare Group, Inc. (1)	153,900	1,552,851
Sunrise Senior Living, Inc. (1)(2)	60,600	1,933,140

		7,856,420
Healthcare Services - 1.0%
AMN Healthcare Services, Inc. (1)	75,600	2,097,900
Healthcare Supplies - 1.7%
DJO, Inc. (1)	43,200	1,836,864
Inverness Medical Innovations, Inc. (1)(2)	50,700	1,977,807

		3,814,671
Healthcare Technology - 1.3%
Emageon, Inc. (1)(2)	99,000	1,585,980
Phase Forward Inc. (1)	91,700	1,370,915

		2,956,895
Life Sciences Tools & Services - 2.3%
Bio-Rad Laboratories, Inc. (1)	16,800	1,326,360
ICON PLC ADR (1)	57,000	2,119,260
PAREXEL International Corp. (1)	55,200	1,532,904

		4,978,524

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Pharmaceuticals - 0.6%
New River Pharmaceuticals Inc. (1)(2)	27,700	$1,359,516

Total Healthcare		43,312,444

Industrials - 21.1%

Aerospace & Defense - 7.0%
AAR Corp. (1)(2)	89,900	2,390,441
BE Aerospace, Inc. (1)	106,100	2,780,881
DRS Technologies, Inc.	22,000	1,093,180
Ladish Co., Inc. (1)	50,600	1,707,244
Moog, Inc., Class A (1)(2)	58,800	2,150,904
Stanley Inc. (1)(2)	116,800	1,958,736
Taser International, Inc. (1)(2)	196,700	1,668,016
TransDigm Group, Inc (1)	68,000	1,660,560

		15,409,962
Air Freight & Logistics - 0.6%
Hub Group, Inc. (1)	45,100	1,287,154
Building Products - 0.9%
Ameron International Corp.	25,370	1,908,078
Construction & Farm Machinery & Heavy Trucks – 0.5%
Joy Global, Inc.	25,500	1,119,450
Diversified Commercial & Professional Services – 3.1%
Advisory Board Co. (1)	40,500	2,246,535
CBIZ, Inc. (1)	161,100	1,127,700
Teletech Holdings, Inc. (1)	155,600	3,513,447

		6,887,682
Electrical Components & Equipment - 1.7%
First Solar, Inc. (1)	40,600	1,148,980
LSI Industries Inc.	146,700	2,507,103

		3,656,083
Human Resource & Employment Services - 0.5%
On Assignment, Inc. (1)	101,700	1,110,564
Industrial Machinery - 1.3%
Kadant, Inc. (1)	76,400	1,806,096
TurboChef Technologies, Inc. (1)(2)	77,200	1,118,628

		2,924,724
Marine - 1.5%
American Commercial Lines, Inc. (1)(2)	31,600	2,191,144
Genco Shipping & Trading Ltd. (2)	45,000	1,068,750

		3,259,894
Office Services & Supplies - 1.7%
Herman Miller, Inc.	38,800	1,362,268
ICT Group, Inc (1)	26,900	901,957
PeopleSupport Inc. (1)	65,200	1,446,136

		3,710,361
Trading Companies & Distributors - 2.3%
Interline Brands, Inc. (1)	76,100	1,850,752
WESCO International, Inc. (1)	22,500	1,505,250
Williams Scotsman International Inc. (1)(2)	79,700	1,590,015

		4,946,017

Total Industrials		46,219,969

Information Technology - 17.8%

Application Software - 1.7%
Kenexa Corp. (1)	67,850	2,093,173
Lawson Software, Inc. (1)	209,900	1,561,656

		3,654,829
Communications Equipment - 2.2%
Avocent Corp. (1)	58,500	2,034,630
Occam Networks, Inc. (1)	45,300	723,894
Oplink Communications, Inc. (1)	105,600	2,106,720

		4,865,244
Computer Storage & Peripherals - 0.9%
Rackable Systems, Inc. (1)(2)	52,600	1,873,086
Home Entertainment Software - 0.9%
THQ, Inc. (1)	59,700	1,943,235
Internet Software & Services - 8.4%
Akamai Technologies, Inc. (1)	44,000	2,150,280
DealerTrack Holdings, Inc. (1)	81,700	2,232,861
Digital River, Inc. (1)(2)	49,200	2,898,372

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Information Technology (continued)

Equinix, Inc. (1)(2)	30,000	$2,289,600
Internap Network Services Corp. (1)(2)	159,100	3,094,495
Knot Inc. (1)(2)	44,400	1,224,108
ValueClick, Inc. (1)	105,200	2,616,324
Webex Communications, Inc. (1)(2)	59,000	2,118,100

		18,624,140
Semiconductor Equipment - 1.1%
Rudolph Technologies, Inc. (1)	62,800	1,006,684
Tessera Technologies, Inc. (1)	34,800	1,317,876

		2,324,560
Semiconductors - 1.7%
Silicon Motion Technology Corp. ADR (1)(2)	140,000	2,294,600
Techwell, Inc. (1)(2)	83,200	1,439,360

		3,733,960
Systems Software - 0.9%
VASCO Data Security International, Inc. (1)(2)	171,900	2,023,263

Total Information Technology		39,042,317

Materials - 0.8%

Gold - 0.4%
Kinross Gold Corp. (1)(2)	71,800	899,654
Specialty Chemicals - 0.4%
Landec Corp. (1)	87,900	842,082

Total Materials		1,741,736

Telecommunication Services - 3.7%

Integrated Telecommunication Services - 1.3%
Cbeyond Communications, Inc. (1)(2)	85,100	2,796,386
Wireless Telecommunication Services - 2.4%
@Road, Inc. (1)(2)	356,800	2,326,336
InPhonic, Inc. (1)	95,200	1,072,904
SBA Communications Corp. (1)	70,200	1,991,574

		5,390,814

Total Telecommunication Services		8,187,200

Total Common Stocks (identified cost $168,936,909)		208,358,354
Short Term Investments - 34.7%
Collateral Pool Investment for Securities on Loan - 31.5%
(See Note 2 of the Additional Information)		69,189,240
Repurchase Agreement - 3.0%
Agreement with Morgan Stanley & Co., Inc., 5.280%, dated 11/30/2006, to be repurchased at $6,484,818 on 12/1/2006, collateralized by a U.S. Government Agency Obligation with a maturity of 9/18/2007, with a market value of $6,615,089 (at amortized cost)	$6,483,867	6,483,867
U.S. Treasury Bill - 0.2%
4.820%, 12/14/2006 (3)(13)	500,000	499,139

Total Short Term Investments (identified cost $76,172,246)		76,172,246

Total Investments - 129.6% (identified cost $245,109,155)		284,530,600
Other Assets and Liabilities - (29.6)%		(64,994,956)

Total Net Assets - 100.0%		$219,535,644

(See Notes to Schedules of Investments)

Marshall International Stock Fund

SCHEDULE OF INVESTMENTS

November 30, 2006

(Unaudited)

Description	Shares	Value
Common Stocks - 99.2%

Australia - 4.3%
BHP Billiton Ltd.	315,083	$6,520,379
Caltex Australian Ltd.	27,952	488,468
Computershare Ltd.	19,118	136,502
Leighton Holdings Ltd.	51,275	826,059
Oxiana Ltd.	547,938	1,435,222
Qantas Airways Ltd. (2)	1,010,382	3,945,847
QBE Insurance Group Ltd.	131,050	2,676,816
Santos Ltd.	329,899	2,680,820
Woolworths Ltd.	10,634	184,573
Zinifex Ltd.	100,735	1,353,457

		20,248,143
Austria - 0.2%
Raiffeisen International Bank-Holding AG	2,635	309,882
Voestalpine AG	9,648	478,255

		788,137
Belgium - 1.1%
Belgacom	5,996	256,806
Delhaize Group	2,647	210,509
Dexia	31,737	865,836
KBC GROEP NV	35,200	3,960,124

		5,293,275
Brazil - 0.3%
Petroleo Brasileiro SA, ADR	15,400	1,449,910

Canada - 0.7%
Husky Energy, Inc.	9,800	672,498
Imperial Oil Ltd.	15,000	563,329
IPSCO, Inc.	8,300	846,679
Teck Cominco Ltd.	10,900	821,282
Telus Corp.	11,800	567,760

		3,471,548
Cayman Islands – 0.0%
ASM Pacific Technology	34,000	186,200
Solomon Systech	228,000	35,759

		221,959
Denmark - 0.0%
Topdanmark A/S (1)	600	95,829

Finland - 0.4%
Metso Corp. (2)	35,900	1,653,586

France - 8.9%
Air France - KLM	154,507	6,165,240
Alcatel - Lucent	264,900	3,550,302
Alstom (1)	39,231	4,559,102
Assurances Generales de France (AGF)	4,308	638,423
Axa (2)	88,800	3,363,425
BNP Paribas SA (2)	91,537	9,861,818
CNP Assurances	1,377	144,158
Credit Agricole SA (2)	28,064	1,188,215
Electricite de France (2)	48,517	3,109,869
Groupe Danone	736	113,263
Sanofi-Aventis	23,700	2,080,964
Societe Television Francaise 1 (2)	103,700	3,837,143
Vallourec SA	3,860	1,036,712
Vinci SA	5,049	634,228
Vivendi Universal SA (2)	39,151	1,506,232

		41,789,094

Description	Shares	Value
Common Stocks (continued)

Germany - 11.7%
Allianz AG (2)	54,883	$10,680,959
Bayerische Hypo-und Vereinsbank AG (2)	80,100	3,399,878
Bayerische Motoren Werke AG	21,543	1,188,579
Beiersdorf AG	2,871	169,426
Commerzbank AG	131,400	4,728,112
Deutsche Boerse AG	357	59,761
Deutsche Lufthansa AG	213,780	5,322,647
GEA Group AG	194,800	3,867,171
MAN AG (2)	81,853	7,803,862
Metro AG (2)	64,528	4,020,783
Muenchener Rueckversicherungs-Gesellschaft AG	9,556	1,556,625
ProSiebenSat.1 Media AG	8,513	256,939
Salzgitter AG	24,731	2,972,617
SAP AG	16,600	3,470,427
Stada Arzneimittel AG	56,600	3,000,577
ThyssenKrupp AG (2)	63,638	2,455,890

		54,954,253
Hong Kong - 2.3%
Cathay Pacific Airways Ltd.	49,000	116,535
Cheung Kong Ltd.	171,000	2,020,235
China Mobile Ltd.	106,500	895,401
Hong Kong Exchanges & Clearing Ltd.	24,500	216,063
Hutchison Whampoa Ltd.	403,000	3,787,150
Sun Hung Kai Properties	283,500	3,210,844
Techtronic Industries Co., Ltd.	374,000	500,991

		10,747,219
Indonesia - 0.2%
PT Gundang Garam Tbk	1,075,934	1,168,090
PT Telekomunikasi Indonesia Tbk	250	270

		1,168,360
Italy - 5.4%
Banca Italease	67,900	3,849,619
Banca Popolare di Milano Scarl (2)	18,767	305,457
Banco Popolare di Verona e Novara Scrl (2)	56,955	1,596,064
Capitalia SpA	224,211	2,069,629
Compagnia Assicuratrice Unipol SpA	17,654	62,191
Fondiaria-Sai SpA	11,605	533,768
IFIL - Investments SpA	77,015	610,949
Luxottica Group S.p.A.	3,167	96,257
Marzotto SpA	3,661	16,708
Mediaset SpA (2)	318,900	3,779,900
Mediobanca SpA (2)	178,891	4,285,780
Saipem SpA (2)	154,400	3,915,785
SanPaolo IMI S.p.A. (2)	186,158	4,122,121

		25,244,228
Japan - 20.4%
AEON CREDIT SERVICE Co., Ltd.	80,400	1,573,202
BROTHER INDUSTRIES, Ltd.	29,000	379,802
Canon Inc.	153,550	8,118,233
Central Japan Railway Co.	462	4,988,985
Credit Saison Co., Ltd.	51,420	1,812,393
Daiei, Inc. (1)(2)	77,000	1,360,330
Daimaru, Inc.	198,000	2,521,291
Diamond Lease Co., Ltd.	4,300	215,455
Don Quijote Co., Ltd. (2)	70,200	1,449,423
FamilyMart Co., Ltd.	3,400	93,110
Fuji Heavy Industries Ltd.	163,000	846,296
FUJIFILM Holdings Corporation	47,800	1,903,659
Fujikura Ltd.	287,000	2,528,962
Haseko Corp. (1)	1,072,000	3,685,854
HOYA CORPORATION	36,200	1,426,046
Joyo Bank, Ltd.	33,000	187,586
Jupiter Telecommunications Co., Ltd. (1)	1,661	1,363,181
KDDI Corp.	608	4,065,414
Kenwood Corp.	81,000	149,747

Description	Shares	Value
Common Stocks (continued)

Japan (continued)
Keyence Corp.	15,050	$3,455,825
KOMATSU Ltd.	77,800	1,414,790
Komeri Co., Ltd.	70,800	2,238,590
KUBOTA Corp.	189,000	1,663,781
Matsushita Electric Industrial Co., Ltd.	69,000	1,344,175
Mazda Motor Corp.	32,000	219,498
Mitsubishi Electric Corp.	81,000	736,841
Mitsubishi UFJ Financial Group, Inc.	275	3,516,047
Mitsui OSK Lines, Ltd.	131,000	1,200,734
Mizuho Financial Group, Inc.	435	3,201,762
NIKON Corp.	84,000	1,734,353
Nippon Electric Glass Co., Ltd.	98,972	2,150,357
NIPPON OIL Corp.	74,000	526,128
NIPPON STEEL Corp.	90,000	404,302
Nippon Television Network Corp.	15,860	2,123,710
Nissan Diesal Motor Co., Ltd.	12,000	40,430
Nissan Motor Co., Ltd.	158,000	1,927,312
Nitori Co., Ltd.	47,900	2,077,301
Nomura Holdings, Inc.	80,400	1,409,978
Pacific Metals Co., Ltd.	22,000	189,676
Santen Pharmaceutical Co., Ltd.	3,400	98,104
SBI Holdings, Inc.	8,563	3,007,092
Seven & I Holdings Co., Ltd.	87,040	2,774,633
SFCG Co., Ltd.	3,980	627,833
Shin-Etsu Chemical Co., Ltd.	6,600	436,180
Sumikin Bussan Corp.	26,000	95,685
Sumisho Lease Co., Ltd.	4,000	241,545
Sumitomo Metal Industries, Ltd.	357,000	4,669,327
Suzuki Motor Corp. Ltd. (2)	145,400	4,170,256
THK Co., Ltd.	76,273	1,976,753
Tokyo Electric Power Company, Inc.	4,300	134,102
Tokyo Electron Ltd.	23,500	1,814,954
TOKYO TEKKO Co., Ltd.	4,000	32,621
TOYOTA BOSHOKU Corp.	29,777	668,828
UFJ NICOS Co., Ltd.	259,645	1,081,153
Yamada Denki Co., Ltd.	30,100	2,852,551
Yamaha Motor Co., Ltd.	30,900	848,879
YAMATO KOGYO Co., Ltd.	4,100	101,654
YASKAWA Electic Corp.	7,000	76,982

		95,953,691
Malaysia - 0.4%
Digi.com Berhad	51,400	191,791
Resorts World Berhad	451,405	1,646,917

		1,838,708
Netherlands – 3.4%
Aegon NV (2)	327,747	5,942,162
ASML Holding NV (1)	14,731	365,989
Heineken NV	61,391	2,991,957
ING Groep NV	148,394	6,326,159
Koninklijke Ahold NV (1)	15,676	156,949

		15,783,216
Norway - 3.8%
Aker Kvaerner ASA	37,100	4,240,138
Norsk Hydro ASA	13,750	340,413
Petroleum Geo-Services ASA (1)	68,600	4,621,741
Statoil ASA	138,355	3,840,824
Yara International ASA	233,400	4,859,499

		17,902,615
Russian Federation - 0.2%
GMK Norilsk Nickel, ADR	4,664	712,426

Singapore - 0.6%
Chartered Semiconductor Manufacturing Ltd. (1)	975,000	867,793
Cosco Corp Ltd.	103,000	147,215
MobileOne Ltd.	49,000	67,487
SembCorp Industries Ltd.	38,000	91,343
Singapore Telecommunications Ltd.	886,602	1,658,869

		2,832,707

Description	Shares	Value
Common Stocks (continued)

South Korea - 3.2%
Hana Financial Group, Inc.	22,430	$1,146,420
Hynix Semiconductor Inc. (1)	36,710	1,394,376
Hyundai Motor Co.	17,370	1,315,810
Hyundai Steel Company	2,770	103,426
Kookmin Bank, ADR	16,700	1,306,775
KT Corp.	34,750	1,783,585
KT&G Corp.	2,182	142,986
LG.Philips LCD Co., Ltd. (1)	2,640	82,380
POSCO	3,309	1,039,682
Samsung Electronics Co., Ltd.	7,092	4,868,666
Shinhan Financial Group Co., Ltd.	33,064	1,609,884
SK Telecom Co., Ltd.	1,469	341,426

		15,135,416
Spain - 4.1%
ACS SA	102,395	5,719,896
Banco Santander Central Hispano SA	565,448	10,266,748
Fomento de Construcciones y Contratas SA	1,566	152,641
Gas Natural SDG, SA	5,943	242,415
Telefonica SA	135,524	2,744,268

		19,125,968
Sweden - 3.2%
Atlas Copco AB, Class A (2)	137,900	4,057,067
JM AB	27,600	558,125
Kaupthing Bank HF (1)	202,700	2,315,853
Lindex AB	9,800	144,160
Nordea Bank AB (2)	127,500	1,798,292
Sandvik AB (1)	320,190	4,113,989
Skandinaviska Enskilda Banken AB, Class A (2)	66,600	1,954,534

		14,942,020
Switzerland - 5.7%
ABB Ltd. (2)	254,279	4,105,723
Geberit AG	462	670,023
Julius Baer Holding Ltd., AG	35,308	3,756,484
Nestle SA	14,129	4,987,122
Novartis AG-REG	68,084	3,968,347
Roche Holding AG	15,732	2,842,104
Swatch Group AG	3,724	788,522
Swiss Life Holding	1,534	377,612
Zurich Financial Services AG	20,577	5,348,579

		26,844,516
Taiwan - 1.7%
Advanced Semiconductor Engineering, Inc. (1)	410,000	471,614
China Steel Corporation	131,000	132,863
Compal Electronics	1,557,457	1,430,318
High Tech Computer Corp.	10,800	249,796
Hon Hai Precision Industry Co., Ltd.	203,026	1,478,436
Nanya Technology Corp.	365,643	298,484
Powerchip Semiconductor Corp.	1,614,000	1,048,052
Taiwan Semiconductor Manufacturing Co., Ltd.	1,520,209	3,078,964

		8,188,527
Thailand - 0.4%
Bangkok Bank PCL	544,500	1,987,171
IRPC PCL (1)	460,300	93,612

		2,080,783
Turkey - 0.7%
Dogan Sirketler Grubu Holding AS	604,441	1,056,082
Eregli Demir ve Celik Fabrikalari AS	107,659	636,882
Koc Holding AS	189,798	650,178
Petkim Petrokimya Holding AS	36,395	128,932
Tofas Turk Otomobil Fabrikasi	62,222	214,005
Tupras-Turkiye Petrol Rafinerileri AS	44,668	737,425
Turkcell Iletisim Hizmetleri	0	2
Vestel Elektronik Sanayi ve Ticaret AS	23,444	59,023

		3,482,529

Description	Shares or Principal Amount	Value
Common Stocks (continued)

United Kingdom – 15.5%
Alliance Boots PLC	21,943	$341,841
Amvescap Plc	196,200	2,121,241
Antofagasta PLC	377,265	3,557,868
ARM Holdings PLC	1,404,800	3,313,783
Ashtead Group PLC	66,653	188,018
AstraZeneca PLC	150,281	8,714,738
BHP Billiton PLC	26,323	499,334
British American Tobacco PLC	119,921	3,392,222
British Energy Group PLC (1)	68,857	626,697
British Sky Broadcasting Group PLC	363,800	3,779,514
BT Group PLC	556,923	3,111,888
Capita Group PLC	38,410	433,018
Collins Stewart Tullett PLC	221,485	3,722,534
Diageo PLC	183,250	3,517,584
Drax Group PLC	15,060	239,350
easyJet Plc (1)	27,266	318,909
HSBC Holdings PLC	487,216	8,983,646
Imperial Tobacco Group PLC	7,300	268,201
International Power PLC	50,142	334,387
Marks & Spencer Group PLC	221,312	2,971,351
Michael Page International PLC	14,497	116,270
National Grid PLC	207,682	2,806,725
NETeller PLC (1)	57,597	169,266
Next PLC	6,952	243,253
Prudential PLC	240,900	3,127,792
Royal Dutch Shell PLC, Class A	274,587	9,694,890
Smith & Nephew PLC	298,300	2,824,901
Xstrata PLC	83,500	3,742,395

		73,161,616
United States - 0.4%
News Corp. (2)	89,025	1,921,664

Total Common Stocks (identified cost $391,379,787)		467,031,943
Short Term Investments - 19.5%
Collateral Pool Investment for Securities on Loan - 18.3%
(See Note 2 of the Financial Statements)		86,415,550
Repurchase Agreement - 1.2%
Agreement with IBT Corp., 4.500%, dated 11/30/2006, to be repurchased at $5,686,997 on 12/1/2006, collateralized by various U.S. Government Agency Obligations with various maturities to 1/25/2033, with a market value of $5,970,601 (at amortized cost)	$5,686,287	5,686,287

Total Short Term Investments (identified cost $92,101,837)		92,101,837

Total Investments - 118.7% (identified cost $483,481,624)		559,133,780
Other Assets and Liabilities - (18.7)%		(87,935,435)

Total Net Assets - 100.0%		$471,198,345

Marshall International Stock Fund

Industry Division

November 30, 2006

(Unaudited)

Industry	Market Value	% of Total Net Assets
Airlines	$15,869,180	3.4
Automobiles	10,591,015	2.3
Beverages	6,509,541	1.4
Chemicals	5,518,223	1.2
Commercial Banks	69,366,182	14.7
Commercial Services	737,306	0.2
Computers	1,816,616	0.4
Construction Materials	670,023	0.1
Cosmetics	169,426	0.0
Distribution/Wholesale	95,688	0.0
Diversified Financial Services	26,457,980	5.6
Diversified Holding Companies	9,971,530	2.1
Diversified Manufacturing	3,638,011	0.8
Electronics	12,315,631	2.6
Engineering & Construction	16,328,153	3.5
Entertainment	1,646,917	0.3
Food & Staple Retailing	9,673,199	2.1
Hand and Machine Tools	6,591,734	1.4
Health Care Products & Services	2,921,158	0.6
Home Furnishings	5,238,800	1.1
Insurance	40,874,497	8.7
Internet	3,007,092	0.6
Leisure Time	848,879	0.2
Machinery	21,152,187	4.5
Media	18,568,282	3.9
Metals & Mining	24,538,076	5.2
Office Equipment	8,118,232	1.7
Oil & Gas	29,532,231	6.3
Pharmaceuticals	20,704,836	4.4
Real Estate	5,231,078	1.1
Retail	19,856,355	4.2
Semiconductor Equipment & Products	17,744,634	3.8
Software	3,470,427	0.7
Steel Producers	9,204,871	2.0
Textiles	84,195	0.0
Telecommunications	19,167,780	4.1
Tobacco	4,971,499	1.1
Transportation	6,336,934	1.3
Utilities	7,493,545	1.6

Total Common Stocks	467,031,943	99.2
Investment for Collateral Pool for Securities on Loan	86,415,550	18.3
Repurchase Agreement	5,686,287	1.2

Total Investments	559,133,780	118.7
Other Assets & Liabilities	(87,935,435)	(18.7)

Total Net Assets	$471,198,345	100.0%

(See Notes to Schedules of Investments)

Marshall Government Income Fund

SCHEDULE OF INVESTMENTS

November 30, 2006

(Unaudited)

Description	Principal Amount	Value
Asset - Backed Securities - 0.9%

Federal Home Loan Mortgage Corporation - 0.2%
5.580%, 8/25/2031, (Series T-32-A1) (4) (5)	$1,262,161	$1,268,507

Other Financial - 0.7%
Green Tree Home Improvement Loan Trust 1998-B, Class HEB1, 7.810%, 11/15/2029 (5)	3,000,384	3,014,321
Structured Asset Securities Corp. Trust 2004-16XS, Class A2, 4.910%, 8/25/2034 (5)	1,406,400	1,400,253

		4,414,574

Total Asset - Backed Securities (identified cost $5,675,017)		5,683,081

Collateralized Mortgage Obligations - 10.2%
Federal Home Loan Mortgage Corporation - 3.3%
5.000%, 10/15/2029, (Series 2745-AY), (5)	5,000,000	4,911,769
5.000%, 10/15/2031, REMIC (Series 2543-LN)	4,382,309	4,342,925
5.000%, 5/15/2033, REMIC (Series 2791-BL) (5)	2,508,735	2,468,759
5.000%, 10/15/2034, REMIC (Series 2876-DQ)	587,264	583,640
5.000%, 4/15/2035, REMIC (Series 2963-ED)	2,199,520	2,123,659
5.500%, 10/15/2035, (Series 3058-WC)	3,818,358	3,827,938
6.500%, 10/15/2016, REMIC (Series 1702-PK) (5)	2,166,902	2,170,650

		20,429,340
Federal National Mortgage Association - 1.7%
4.000%, 10/25/2032, REMIC (Series 2003-28-GA)	508,950	484,690
5.000%, 10/25/2016, REMIC (Series 2003-16-PD) (5)	5,000,000	4,978,305
5.500%, 11/25/2035, (Series 2005-100-DA)	2,193,281	2,193,882
5.570%, 1/25/2031, REMIC (Series 2001-25-FA) (4) (5)	2,767,948	2,772,819

		10,429,696
Other Financial - 5.2%
Countrywide Home Loans, (Series 2003-J1-1A8), 5.750%, 3/25/2033 (5)	1,922,874	1,911,461
Credit Suisse Mortgage Capital Certificate, Class A1, (Series 2006-TF2A), 5.420%, 10/15/2021 (4) (5)	5,000,000	5,000,000
GSR Mortgage Loan Trust 2005-5F, Class 2A8, 5.500%, 6/25/2035 (5)	6,000,000	5,948,538
Master Asset Securitization Trust, 5.000%, REMIC (Series 2004-3-4A5), 5.000%, 3/25/2034 (5)	15,215,000	15,018,986
Residential Accredit Loans, Inc., Class A5, (Series 2003-QR24), 4.000%, 7/25/2033 (5)	1,999,311	1,940,777
Structured Asset Securities Corporation, (Series 2003-21-2A2), 5.250%, 8/25/2033 (5)	3,572,982	3,499,901

		33,319,663

Total Collateralized Mortgage Obligations (identified cost $64,584,455)		64,178,699

Corporate Bonds & Notes - 9.0%
Automotive & Related - 0.5%
DaimlerChrysler North America Holding Corp., Company Guarantee, 5.640%, 3/7/2007 (4) (5)	3,000,000	3,001,083
Banks - 2.4%
HBOS Treasury Services PLC, 5.625%, 7/20/2009 (5) (6)	10,000,000	10,139,550
Suntrust Bank, 5.374%, 4/21/2008 (4) (5)	5,000,000	5,004,865

		15,144,415
Broker/Dealers - 1.6%
Goldman Sachs Group, Inc., (Series MTN), 5.455%, 11/16/2009 (4) (5)	5,000,000	5,004,430
Goldman Sachs Group, Inc., (Series MTNB), 5.477%, 12/22/2008 (4) (5)	5,000,000	5,008,230

		10,012,660
Financial Services - 2.4%
Countrywide Home Loans, (Series MTN), 5.530%, 2/27/2008 (4) (5)	5,000,000	5,006,200
John Deere Capital Corp., (Series MTN), 5.424%, 4/15/2008 (4) (5)	5,000,000	5,004,725
SLM Corp., Note, (Series MTNA), 5.517%, 7/27/2009 (4) (5)	5,000,000	5,011,835

		15,022,760

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Insurance - 0.5%
HSB Capital I, Company Guarantee, (Series B), 6.284%, 7/15/2027 (4)	$3,000,000	$3,006,843
Multimedia - 0.8%
Time Warner, Inc., 5.606%, 11/13/2009 (4) (5)	5,000,000	5,007,435
Real Estate - 0.8%
iStar Financial, Inc., 5.788%, 3/3/2008 (4) (5)	5,000,000	5,014,260

Total Corporate Bonds & Notes (identified cost $55,986,224)		56,209,456

Government Agencies - 5.6%
Federal Home Loan Bank - 2.4%
5.375%, 3/14/2008(5)	15,000,000	15,000,000
Federal Home Loan Mortgage Corporation - 1.6%
5.125%, 2/27/2008(5)	10,000,000	9,995,930
Federal National Mortgage Association - 1.6%
5.000%, 2/27/2008(5)	10,000,000	9,977,082

Total Government Agencies (identified cost $34,960,782)		34,973,012
Mortgage - Backed Securities - 77.5%
Federal Home Loan Mortgage Corporation - 6.0%
3.750%, 3/15/2007(2)(5)	15,000,000	14,938,276
5.000%, 8/1/2014(5)	3,658,682	3,638,431
5.000%, 5/1/2021	4,147,189	4,108,450
5.000%, 10/1/2033	3,600,695	3,528,436
5.500%, 11/1/2018(5)	4,433,368	4,466,964
5.500%, 10/1/2021	4,879,431	4,904,687
6.500%, 9/1/2016	290,095	296,934
7.000%, 11/1/2009	153,439	153,942
7.500%, 9/1/2013	104,600	109,571
7.500%, 4/1/2024	298,235	311,816
7.500%, 4/1/2027	163,364	170,870
8.000%, 8/1/2030	209,827	220,968
8.500%, 9/1/2024	157,011	168,647
9.000%, 6/1/2019	275,647	294,373
9.500%, 2/1/2025	217,719	235,463

		37,547,828
Federal National Mortgage Association - 68.7%
2.710%, 1/30/2007(5)	15,000,000	14,939,250
5.000%, 5/1/2018	2,852,595	2,833,834
5.000%, 5/1/2020	5,569,575	5,520,078
5.000%, 7/1/2035	5,191,331	5,073,576
5.000%, 2/1/2036	6,638,488	6,487,907
5.000%, 12/1/2036(7)	33,807,193	33,040,344
5.250%, 6/21/2007(2)(4)(5)	10,000,000	10,001,970
5.500%, 1/1/2023	3,097,761	3,111,224
5.500%, 10/1/2024	3,557,549	3,570,168
5.500%, 2/1/2033	1,926,787	1,925,240
5.500%, 6/1/2035	6,370,941	6,349,866
5.500%, 8/1/2036	4,127,809	4,114,155
5.500%, 11/1/2036	28,339,201	28,245,455
5.500%, 12/1/2036(7)	20,000,000	19,933,840
5.500%, 12/15/2036(7)	170,000,000	169,415,541
6.000%, 9/1/2013(5)	1,228,424	1,251,515
6.000%, 10/1/2016	744,925	759,326
6.000%, 9/1/2021	6,542,114	6,662,992
6.000%, 12/15/2036(7)	95,000,000	96,039,111
6.500%, 9/1/2016	461,155	472,664
6.500%, 9/1/2016(5)	910,441	933,162
6.500%, 8/1/2030	4,757,132	4,891,074
6.500%, 12/1/2031	292,395	300,219
7.000%, 12/1/2010(5)	275,114	275,463
7.000%, 3/1/2029	409,559	423,766
7.000%, 7/1/2029(5)	1,137,892	1,177,363
7.000%, 2/1/2030(5)	950,551	983,523
7.500%, 12/1/2009(5)	594,870	601,044
7.500%, 10/1/2030	186,854	194,976
8.000%, 10/1/2028(5)	1,350,725	1,432,140
8.000%, 4/1/2030	331,585	350,472

		431,311,258

Description	Principal Amount	Value
Mortgage - Backed Securities (continued)
Government National Mortgage Association - 2.8%
5.000%, 4/15/2034	$2,345,445	$2,310,095
5.500%, 9/15/2033(2)	5,783,754	5,801,747
6.000%, 12/20/2033(2)	6,583,931	6,683,757
6.500%, 9/15/2032	1,024,572	1,056,925
7.000%, 6/15/2029	572,387	592,519
7.000%, 8/15/2031	289,508	299,646
8.500%, 6/15/2010	249,214	256,776
9.000%, 11/15/2009(5)	376,368	383,164
9.000%, 1/15/2010	133,052	136,416
9.500%, 10/15/2024	108,283	118,219

		17,639,264

Total Mortgage - Backed Securities (identified cost $483,886,141)		486,498,350

U.S. Treasury Bonds & Notes - 40.4%
2.250%, 2/15/2007(5)	30,000,000	29,832,450
3.000%, 12/31/2006(5)	40,000,000	39,925,040
3.125%, 1/31/2007(5)	20,000,000	19,942,980
3.625%, 6/30/2007(5)	20,000,000	19,849,220
3.750%, 3/31/2007(5)	40,000,000	39,840,640
3.875%, 9/15/2010(2)	20,000,000	19,608,600
4.000%, 8/31/2007(5)	10,000,000	9,932,430
4.000%, 4/15/2010(2)	10,000,000	9,858,600
4.375%, 5/15/2007(5)	20,000,000	19,949,220
4.375%, 1/31/2008(2)	25,000,000	24,882,825
4.375%, 11/15/2008(2)	20,000,000	19,918,760

Total U.S. Treasury Bonds & Notes (identified cost $253,965,016)		253,540,765

Total Investments in Securities - 143.6% (identified cost $899,057,635)		901,083,363
Short Term Investments - 23.6%
Collateral Pool Investment for Securities on Loan - 17.8%
(See Note 2 of Additional Information)		111,291,967
Repurchase Agreement - 5.8%
Agreement with Morgan Stanley & Co., Inc., 5.280%, dated 11/30/2006 to be repurchased at $36,607,504 on 12/1/2006, collateralized by a U.S. Government Agency Obligation with a maturity of 9/18/2007, with a market value of $37,338,289 (at amortized cost)	36,602,136	36,602,136

Total Short Term Investments (identified cost $147,894,103)		147,894,103

Total Investments - 167.2% (identified cost $1,046,951,738)		1,048,977,466
Other Assets and Liabilities - (67.2)%		(421,693,724)

Total Net Assets - 100.0%		$627,283,742

(See Notes to Schedules of Investments)

Marshall Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

November 30, 2006

(Unaudited)

Description	Principal Amount	Value
Asset - Backed Securities - 1.5%
Other Financial - 1.5%
Citibank Credit Card Issuance Trust 2002-A1, Class A1, 4.950%, 2/9/2009 (5)	$6,000,000	$5,998,632
Green Tree Home Improvement Loan Trust 1998-B, Class HEB1, 7.810%, 11/15/2029	3,500,448	3,516,708
Structured Asset Securities Corp. Trust 2004-16XS, Class A2, 4.910%, 8/25/2034 (4)	1,406,400	1,400,253

Total Asset - Backed Securities (identified cost $10,903,571)		10,915,593

Collateralized Mortgage Obligations - 3.5%

Federal Home Loan Mortgage Corporation - 2.1%
5.000%, 10/15/2029, (Series 2745-AY) (2)	605,000	594,324
5.500%, 07/15/2032, (Series 2686-MH)	10,000,000	9,968,980
5.500%, 10/15/2035, (Series 3058-WC)	4,454,751	4,465,928

		15,029,232
Federal National Mortgage Association - 0.3%
5.500%, 11/25/2035, (Series 2005-100-DA)	2,193,281	2,193,882
Other Financial - 1.1%
CS First Boston Mortgage Securities Corp. 2003-11, Class 1A3, 4.500%, 6/25/2033	2,205,556	2,174,718
GSR Mortgage Loan Trust 2005-5F, Class 2A8, 5.500%, 6/25/2035 (5)	4,000,000	3,965,692
Prudential Home Mortgage Securities 1993-H, Class 2B, 6.980%, 9/28/2008 (4) (6)	28,710	28,511
Residential Accredit Loans, Inc., Class A5, (Series 2003-QR24), 4.000%, 7/25/2033	1,999,311	1,940,777

		8,109,698

Total Collateralized Mortgage Obligations (identified cost $25,554,371)		25,332,812

Corporate Bonds & Notes - 38.1%

Aerospace/Defense - 0.3%
BAE Systems Holdings, Inc., Note, 4.750%, 8/15/2010 (6)	2,000,000	1,962,284
Automotive & Related - 1.5%
DaimlerChrysler North America Holding Corp., Company Guarantee, 4.050%, 6/4/2008	7,000,000	6,859,650
DaimlerChrysler North America Holding Corp., Company Guarantee, 5.640%, 3/7/2007 (4) (5)	4,000,000	4,001,444

		10,861,094
Banks - 7.2%
Citicorp, Sub. Note, (Series MTNF), 6.375%, 11/15/2008	7,000,000	7,167,622
CSFB, London, 7.900%, 4/29/2049 (6)	5,000,000	5,052,290
HBOS Treasury Services PLC, 5.625%, 7/20/2009 (6)	15,000,000	15,209,325
NationsBank Corp., Sub. Note, 7.800%, 9/15/2016	2,000,000	2,377,732
Suntrust Bank, 5.374%, 4/21/2008 (4) (5)	5,000,000	5,004,865
U.S. Bank NA, Sr. Note, (Series BKNT), 4.400%, 8/15/2008	10,000,000	9,898,900
UBS Preferred Funding Trust, 8.622%, 10/1/2049	7,000,000	7,818,300

		52,529,034
Beverages & Foods - 2.1%
Diageo Capital PLC, 5.500%, 9/30/2016	7,000,000	7,042,441
General Mills, Inc., Note, 3.875%, 11/30/2007 (5)	5,000,000	4,924,635
Safeway, Inc., 5.718%, 3/27/2009 (4) (5)	3,000,000	3,009,720

		14,976,796

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Broker/Dealers - 4.0%
Bear Stearns & Co., Inc., 5.550%, 1/22/2017	$5,000,000	$5,058,260
Goldman Sachs Group, Inc., (Series MTN), 5.455%, 11/16/2009 (4)	5,000,000	5,004,430
Lehman Brothers Holdings, 5.750%, 5/17/2013 (2)	5,000,000	5,144,560
Merrill Lynch & Co., Sr. Note, (Series MTNC), 3.000%, 4/30/2007	7,000,000	6,936,209
Morgan Stanley, Sr. Note, (Series MTNF), 5.499%, 1/18/2008 (4) (5)	7,000,000	7,012,859

		29,156,318
Construction Equipment - 1.1%
CRH America, Inc., 6.000%, 9/30/2016	4,000,000	4,099,296
CRH America, Inc., Note, 6.950%, 3/15/2012	4,000,000	4,277,912

		8,377,208
Corporate - Other - 0.7%
Core Investment Grade Bond, 4.659%, 11/30/2007 (4) (5)	5,303,705	5,278,698
Domestic & International Oil - 0.3%
Occidental Petroleum Corp., Note, 4.000%, 11/30/2007	2,500,000	2,472,343
Electric Utilities - 0.4%
Baltimore Gas & Electric Co., 5.900%, 10/1/2016 (6)	3,000,000	3,079,551
Electrical Equipment - 0.7%
General Electric Co., Note, 5.000%, 2/1/2013	5,000,000	5,003,945
Entertainment - 0.7%
Walt Disney Co., 5.700%, 7/15/2011	5,000,000	5,135,020
Financial Services - 6.7%
American General Finance Corp., Note, (Series G), 4.500%, 11/15/2007 (2)	5,000,000	4,971,860
American General Finance Corp., Note, (Series G), 5.375%, 10/1/2012	2,500,000	2,524,460
Countrywide Financial Corp., Note, (Series MTNA), 4.500%, 6/15/2010 (2)	6,000,000	5,881,716
General Electric Capital Corp., Note, 5.431%, 3/4/2008 (4) (5)	4,000,000	4,004,400
General Electric Capital Corp., Note, (Series MTNA), 6.125%, 2/22/2011	5,000,000	5,220,505
John Deere Capital Corp., Note, (Series MTND), 4.400%, 7/15/2009	6,000,000	5,915,502
National Rural Utilities Cooperative Finance Corp., Collateral Trust, 3.875%, 2/15/2008	4,000,000	3,943,404
Residential Capital Corp., 6.500%, 4/17/2013	4,000,000	4,154,996
Residential Capital Corp., Unsecured, 6.742%, 6/29/2007 (4) (5)	7,000,000	7,039,088
SLM Corp., Note, (Series MTNA), 5.517%, 7/27/2009 (4) (5)	5,000,000	5,011,835

		48,667,766
Healthcare Providers & Services - 1.1%
United Healthcare Group, Unsecured, 5.471%, 3/2/2009 (4) (5)	8,000,000	7,994,056
Home Builders - 1.1%
Centex Corp., Note, (Series MTN), 5.621%, 8/1/2007 (4) (5)	8,000,000	8,008,184
Insurance - 2.9%
AIG SunAmerica Global Financial, Bond, (Series 144A), 5.850%, 8/1/2008 (6)	7,000,000	7,082,411
GE Global Insurance Holding, Note, 7.500%, 6/15/2010	4,825,000	5,193,731
HSB Capital I, Company Guarantee, 6.284%, 7/15/2027 (4)	4,000,000	4,009,124
Prudential Funding Corp., Note, (Series MTN), 6.600%, 5/15/2008 (6)	5,000,000	5,095,955

		21,381,221
Leasing - 0.3%
International Lease Finance Corp., Note, 4.500%, 5/1/2008	2,000,000	1,977,746
Media - 0.8%
Comcast Corp., Company Guarantee, 4.950%, 6/15/2016	6,000,000	5,704,308
Multimedia - 1.5%
Time Warner, Inc., 5.500%, 11/15/2011	6,000,000	6,052,428
Time Warner, Inc., 5.606%, 11/13/2009 (4) (5)	5,000,000	5,007,435

		11,059,863

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Personal Credit - 0.7%
Ford Motor Credit Co., Sr. Note, 4.950%, 1/15/2008 (2)	$5,000,000	$4,908,865
Real Estate - 1.9%
iStar Financial, Inc., 5.788%, 3/3/2008 (4) (5)	5,000,000	5,014,260
iStar Financial, Inc., 5.950%, 10/15/2013 (6)	5,000,000	5,099,920
Vornado Realty Trust, Bond, 5.625%, 6/15/2007 (5)	4,000,000	3,998,264

		14,112,444
Retail - Department Stores - 0.6%
Target Corp., 5.875%, 7/15/2016	4,000,000	4,206,584
Short-Term Business Credit - 0.7%
CIT Group, Inc., Sr. Note, 3.650%, 11/23/2007	5,000,000	4,926,030
Telecommunications - 0.8%
Telecom Italia Capital, Note, 5.851%, 2/01/2011 (4) (5)	3,000,000	2,995,686
Vodaphone Group PLC, 5.500%, 6/15/2011 (2)	3,000,000	3,038,733

		6,034,419

Total Corporate Bonds & Notes (identified cost $277,012,316)		277,813,777

Government Agencies - 9.6%
Federal Home Loan Bank - 2.8%
5.375%, 3/14/2008 (5)	15,000,000	15,000,000
5.430%, 11/17/2008 (2)	5,000,000	5,064,305

		20,064,305
Federal Home Loan Mortgage Corporation - 3.4%
5.000%, 7/15/2014 (2)	10,000,000	10,172,210
5.125%, 2/27/2008 (2)	15,000,000	14,993,895

		25,166,105
Federal National Mortgage Association - 3.4%
5.000%, 2/27/2008 (2)	15,000,000	14,965,399
5.125%, 1/2/2014 (2)	10,000,000	10,141,320

		25,106,719

Total Government Agencies (identified cost $69,794,309)		70,337,129

Mortgage - Backed Securities - 20.5%
Federal Home Loan Mortgage Corporation - 1.6%
5.500%, 10/1/2021	4,879,431	4,904,688
5.500%, 10/1/2021	3,010,512	3,026,094
6.000%, 10/1/2021 (2)	2,943,137	2,994,756
7.500%, 2/1/2031	433,792	452,279
7.500%, 6/1/2031	140,843	146,697

		11,524,514
Federal National Mortgage Association - 18.8%
5.000%, 7/1/2035	2,558,437	2,500,404
5.500%, 11/1/2018	10,055,071	10,132,324
5.500%, 7/1/2020 (2)	4,122,392	4,147,424
5.500%, 11/1/2036	19,988,626	19,922,503
5.500%, 12/1/2036 (7)	30,000,000	29,900,759
5.500%, 12/15/2036 (7)	20,000,000	19,931,240
6.000%, 9/1/2021 (2)	8,767,747	8,929,749
6.000%, 12/15/2036 (7)	40,000,000	40,437,519
6.500%, 10/1/2031	755,868	776,095
7.000%, 12/1/2015	674,439	694,380

		137,372,397
Government National Mortgage Association - 0.1%
7.000%, 3/15/2032	478,806	495,518

Description	Principal Amount	Value
Mortgage - Backed Securities (continued)
Total Mortgage - Backed Securities (identified cost $148,773,269)		$149,392,429

U.S. Treasury Bonds & Notes - 36.1%
4.250%, 8/15/2015 (2)	$25,000,000	24,641,625
4.375%, 11/15/2008 (2)	50,000,000	49,796,900
4.500%, 2/15/2009 (2)	32,000,000	31,960,032
4.625%, 10/31/2011 (2)	25,000,000	25,197,275
4.625% 11/15/2016 (2)	80,000,000	81,075,040
4.875%, 5/31/2008 (2)	20,000,000	20,057,820
4.875%, 8/15/2016 (2)	30,000,000	30,952,740

Total U.S. Treasury Bonds & Notes (identified cost $261,703,457)		263,681,432

Total Investments in Securities - 109.3% (identified cost $793,741,293)		797,473,172
Short Term Investments - 43.4%
Collateral Pool Investment for Securities on Loan - 42.6%
(See Note 2 of the Additional Information)		310,219,456
Repurchase Agreement - 0.8%
Agreement with Morgan Stanley & Co., Inc., 5.280%, dated 11/30/2006, to be repurchased at $6,148,024 on 12/1/2006, collateralized by a U.S. Government Agency Obligation with a maturity of 9/18/2007, with a market value of $6,274,254 (at amortized cost)	6,147,122	6,147,122

Total Short Term Investments (identified cost $316,366,578)		316,366,578

Total Investments - 152.7% (identified cost $1,110,107,871)		1,113,839,750
Other Assets and Liabilities - (52.7)%		(384,307,023)

Total Net Assets - 100.0%		$729,532,727

(See Notes to Schedules of Investments)

Marshall Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS

November 30, 2006

(Unaudited)

Description/Credit Ratings(9)	Principal Amount	Value
Municipals - 97.6%

Arizona - 6.1%
Maricopa County, AZ, School District No. 28 Kyrene Elementary, (Series 2001 A), GO UT, 5.000%, (MBIA Insurance Corp.)/(Original Issue Yield: 4.590%), 7/1/2013 NR/Aaa	$1,385,000	$1,501,769
Phoenix, AZ, Civic Improvement Corp., Jr. Lien Water System Revenue Refunding Construction Bonds, 5.250%, (FGIC)/(Original Issue Yield: 4.690%), 7/1/2016 AAA/Aaa	500,000	564,130

University of Arizona System Revenue Refunding Bonds, (Series 2003), 5.000%, (FGIC)/(Original Issue Yield: 3.920%), 6/1/2016 AAA/Aaa; Call Date 6/1/2013	2,725,000	2,935,834

		5,001,733
Arkansas - 0.4%
Arkansas Development Finance Authority, State Agency Facilities Construction Bonds, Revenue Department Building Commission Project, (Series 1997), Revenue Bonds, 5.000%, (AMBAC INS)/(Original Issue Yield: 5.055%), 7/1/2020 AAA/Aaa; Call Date 7/1/2007	360,000	365,537
California - 2.6%
State of California, GO UT Refunding Bonds, 5.000%, (Original Issue Yield: 3.720%), 9/1/2012 A+/A1	2,000,000	2,148,200
Colorado - 7.0%
Eagle, Garfield & Routt Counties, CO, School District No. RE 50J, GO UT Refunding Bonds, 4.750%, (FSA State Aid Withholding)/(Original Issue Yield: 3.880%), 12/1/2018 AAA/Aaa	1,000,000	1,092,810
El Paso County, CO, School District No. 49 Falcon, GO UT, (Series 2002), 5.750%, (FGIC State Aid Withholding)/(Original Issue Yield: 4.750%), 12/1/2013 AAA/Aaa; Call Date 12/1/2011	1,875,000	2,064,769
Larimer County, CO, School District No. R-1 Poudre, GO UT Refunding Bonds, (Series 1998), 5.250%, (State Aid Withholding)/(Original Issue Yield: 4.650%), 12/15/2009 AA-/Aa3; Call Date 12/15/2008	1,000,000	1,032,180
University of Northern Colorado, Auxiliary Facilities System Revenue Refunding & Improvement Bonds Series 2005, 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.880%), 6/1/2017 AAA/Aaa; Call Date 6/1/2015	1,445,000	1,581,885

		5,771,644
Florida - 4.6%
Lee County, FL, Transportation Facilities, Sanibel Bridges & Causeway Project, (Series 2005 B), Revenue Bonds, 5.000%, (CIFG)/(Original Issue Yield: 3.950%), 10/1/2018 AAA/Aaa; Call Date 10/1/2015	1,525,000	1,664,583
State of Florida Board of Education, Lottery Revenue Bonds, (Series 2002 A), 5.000%, (FGIC)/(Original Issue Yield: 5.060%), 7/1/2019 AAA/Aaa; Call Date 7/1/2012	2,000,000	2,140,860

		3,805,443
Georgia - 3.0%
Coweta County, GA, Water & Sewer Authority Revenue Refunding Bonds, 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.790%), 6/1/2017 NR/Aaa	1,200,000	1,334,592
Georgia Municipal Electric Authority, Project One Subordinated Revenue Bonds, (Series 1998 A), 5.250%, (MBIA Insurance Corp.)/(Original Issue Yield: 4.700%), 1/1/2014 AAA/Aaa	1,000,000	1,103,500

		2,438,092

Description/Credit Ratings(9)	Principal Amount	Value
Municipals (continued)

Illinois - 6.1%
Cook County, IL, School District No. 227, GO Ltd., 4.250%, (Original Issue Yield: 4.176%), 1/1/2026, NR; Call Date 12/31/2006	$2,000,000	$2,000,099
Kendall, Kane & Will Counties, IL, Community Unit School District No. 308, GO UT, (Series 2004), 5.250%, (FSA Insurance Corp.)/(Original Issue Yield: 4.380%),10/1/2016 NR/Aaa; Call Date 10/1/2014	1,125,000	1,244,858
Streamwood Park District, IL, GO Ltd., (Series 2006 B), 4.875%, (Original Issue Yield: 3.870%), 12/1/2008	620,000	632,053
University of Illinois, Auxiliary Facilities System Revenue Refunding Bonds, (Series 2001 A), 5.250%, (AMBAC INS)/(Original Issue Yield: 4.530%), 4/1/2013 AAA/Aaa	1,060,000	1,158,050

		5,035,060
Iowa - 3.7%
Iowa Finance Authority, Solid Waste Disposal Revenue Bonds, (Series 1997), (IPSCO Project), 6.000%, 6/1/2027 (Mandatory Tender 6/1/2007) NR; Call Date 6/1/2007 (10)	3,000,000	3,018,900
Louisiana - 2.7%
Louisiana State University Agricultural and Mechanical College Auxiliary Board Revenue Refunding Bonds, (Series 2005 A), 5.000%, (AMBAC INS)/(Original Issue Yield: 3.760%), 7/1/2015 AAA/Aaa	1,000,000	1,096,260
State of Louisiana, GO UT Match Bonds, (Series 2006 B), 5.000%, (CIFG INS)/(Original Issue Yield: 4.380%), 7/15/2017 AAA/Aaa; Call Date 7/15/2016	1,000,000	1,093,300

		2,189,560
Michigan - 5.0%
Detroit, MI, City School District, School Building & Site Improvement Bonds (Series 1998 B), GO UT, 5.000%, (FGIC Q-SBLF)/(Original Issue Yield: 4.500%), 5/1/2009 AAA/Aaa	2,000,000	2,069,040

Michigan State Strategic Fund, Ltd., Oblig. Revenue Refunding Bonds, (OBG-DOW Chemical Project), (Series 2003), 4.600%, (Original Issue Yield: 4.599%), 6/1/2014 A-/A-2/A3/P-2	2,000,000	2,019,760

		4,088,800
Minnesota - 2.6%
Minneapolis/St. Paul, MN, Metropolitan Airports, Commission Airport Revenue Bonds, (Series 2001 B), (AMT), 5.500%, (FGIC)/(Original Issue Yield: 4.750%), 1/1/2011 AAA/Aaa (10)	2,000,000	2,131,760
Mississippi - 1.3%
Rankin County, MS, School District, GO UT Refunding Bonds, 5.000%, (FSA INS)/(Original Issue Yield: 3.980%), 10/1/2014 AAA/Aaa	1,000,000	1,094,660
Nevada - 2.5%
Clark County, NV, School District, GO Ltd., Building & Refunding Bonds, (Series 2001 D), 5.250%, (FGIC)/(Original Issue Yield: 4.480%), 6/15/2014 AAA/Aaa; Call Date 6/15/2011	1,880,000	2,080,333
New Jersey - 1.6%
New Jersey State Transportation Trust Fund Authority Transportation Systems Bonds, (Series 2003 C), 5.000%, (Original Issue Yield: 3.860%), 6/15/2012 AA-/Aaa	1,200,000	1,287,876
New Mexico - 1.3%
New Mexico State Highway Commission, Senior Subordinate Lien Tax Revenue Bonds, (Series 1999), 6.000%, (Original Issue Yield: 5.370%), 6/15/2010 (Prerefunded 6/15/2009), AA+/Aa2; Call Date 6/15/2009	1,000,000	1,058,970
New York - 10.5%
Metropolitan Transit Authority, NY, Transportation Revenue Bonds, (Series 2005 A), 5.500%, (AMBAC INS)/(Original Issue Yield: 3.610%), 11/15/2016 AAA/Aaa	1,500,000	1,731,000

New York, NY, GO UT, (Series C), 5.500%, (FGIC-TCRS)/(Original Issue Yield: 4.800%), 8/1/2015 AAA/Aaa; Call Date 2/1/2013	2,000,000	2,208,039
Oswego County, NY, GO UT, 6.700%, (Original Issue Yield: 6.800%), 6/15/2010 (Econ Defeased to Maturity), NR/A3	1,100,000	1,215,467

Description/Credit Ratings(9)	Principal Amount	Value
Municipals (continued)

Oswego County, NY, GO UT, 6.700%, (Original Issue Yield: 6.800%), 6/15/2011 (Econ Defeased to Maturity), NR/A3	$1,100,000	$1,245,211
White Plains, NY, GO UT, Public Improvement Revenue Refunding Bonds, (Series B), 3.500%, (Original Issue Yield: 2.310%), 1/15/2007 Aa1/NR	1,365,000	1,364,918
White Plains, NY, GO UT, Public Improvement Revenue Refunding Bonds, (Series B), 3.500%, (Original Issue Yield: 2.660%), 1/15/2008 Aa1/NR	820,000	820,689

		8,585,324
North Dakota - 5.9%
Fargo, ND, Health System Revenue Bonds, (Meritcare), (Series 2000 A), 5.750%, (FSA Insurance Corp.)/(Original Issue Yield: 5.300%), 6/1/2012 AAA/Aaa; Call Date 6/1/2010	2,940,000	3,166,439
North Dakota State Water Commission, Water Development and Management Program Revenue Bonds, (Series 2000 A), 6.000%, (MBIA Insurance Corp.)/(Original Issue Yield: 5.390%), 8/1/2011 (Prerefunded 8/1/2010) AAA/Aaa; Call Date 8/1/2010	1,545,000	1,675,815

		4,842,254
Ohio - 7.5%
Butler County, OH, Sewer System Refunding Revenue Bonds, (Series 2005), 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.870%), 12/1/2017 NR/Aaa	2,450,000	2,740,129
Columbus, OH, GO UT, (Series 2002-1), 5.000%, (Original Issue Yield: 4.050%), 11/15/2015 AAA/Aaa; Call Date 11/15/2012	2,115,000	2,278,003
Olentangy, OH, Local School District, (Series 2004 B), GO UT, Refunding Bonds, 5.500%, (FGIC)/(Original Issue Yield: 4.480%), 12/1/2016 AAA/Aaa; Call Date 6/1/2014	1,000,000	1,124,450

		6,142,582
Pennsylvania - 2.7%
Pennsylvania State Industrial Development Authority Economic Development Revenue Bonds, 5.500%, (AMBAC INS)/(Original Issue Yield: 4.520%), 7/1/2014 AAA/Aaa; Call Date 7/1/2012	2,000,000	2,217,340
Tennessee - 1.6%
Putnam County, TN, GO UT School Refunding Bonds, (Series 2001), 5.250%, (FGIC)/(Original Issue Yield: 4.530%), 4/1/2013 NR/Aaa	1,200,000	1,315,272
Texas - 5.2%
San Antonio, TX, Electricity and Gas System Revenue Refunding Bonds, (Series 2005), 5.000%, (Original Issue Yield: 4.150%), 2/1/2019 AA/Aa1; Call Date 2/1/2015	2,000,000	2,161,040
Tarrant County, TX, HFDC, Texas Health Resource System Revenue Bonds, (Series 1997 A), 5.750%, (MBIA Insurance Corp.)/(Original Issue Yield: 5.050%), 2/15/2009 AAA/Aaa; Call Date 2/15/2008	2,000,000	2,086,840

		4,247,880
Utah - 1.5%
South Valley Sewer District, Utah, Sewer Revenue Bonds, (Series 2005), 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.720%), 1/1/2014 NR/Aaa	1,100,000	1,195,370
Virginia - 1.9%
Suffolk, VA, Redevelopment & Housing Authority, Multi Family Housing Revenue Refunding Bonds (Windsor at Potomac Vista Limited Partnership Project), 4.850%, (Fannie Mae-Standby Liq Fac)/(Original Issue Yield: 4.850%)/(Mandatory Tender 7/1/2011), 7/1/2031 NR/Aaa	1,500,000	1,567,605
Washington - 1.3%
Port Longview, WA, Industrial Development Corp., Solid Waste Disposal Revenue Bonds, (Weyerhaeuser Co. Project Series 1992), 6.875%, (Original Issue Yield: 6.874%), 10/1/2008 BBB/NR (10)	1,000,000	1,048,350
West Virginia - 3.1%
West Virginia State Hospital Finance Authority, Hospital Revenue Bonds, (Series 2000 B), (Oak Hill Hospital, Inc.), 6.750%, (Original Issue Yield: 6.950%), 9/1/2030, (Prerefunded 9/1/2010), NR/A2; Call Date 9/1/2010	1,000,000	1,119,440

Description/Credit Ratings(9)	Shares or Principal Amount	Value
Municipals (continued)

West Virginia State Hospital Finance Authority, Hospital Revenue Bonds, United Hospital Center, Inc. Project (Series A), (AMBAC INS), 5.000%, (Original Issue Yield: 4.380%), 6/1/2018 AAA/Aaa; Call Date 6/1/2016	$1,345,000	$1,462,513

		2,581,953
Wisconsin - 5.9%
Oconomowoc, Wisconsin Area School District Refunding Bonds, (Series 2006 A), GO UT, 4.500%, (Original Issue Yield: 4.170%), 4/1/2019 NR/Aaa; Call Date 4/1/2016	500,000	522,440

Oconomowoc, Wisconsin Area School District Refunding Bonds, (Series 2006 A), GO UT, 4.500%, (Original Issue Yield: 4.210%), 4/1/2020 NR/Aaa; Call Date 4/1/2016	595,000	620,282

Oconomowoc, Wisconsin Area School District Refunding Bonds, (Series 2006 A), GO UT, 4.500%, (Original Issue Yield: 4.250%), 4/1/2021 NR/Aaa; Call Date 4/1/2016	630,000	655,276

Village of Grafton, WI, Bond Anticipation Notes, (Series 2006 B), 4.000%, (Original Issue Yield: 3.750%), 12/1/2010 NR/A1; Call Date 12/1/2009	1,180,000	1,190,926
Wisconsin State, GO UT, (Series C), 6.000%, (Original Issue Yield: 5.750%), 5/1/2014, (Prerefunded 5/1/2010), AA-/Aa3; Call Date 5/1/2010	1,750,000	1,885,747

		4,874,671

Total Municipals (identified cost $78,464,389)		80,135,169
Mutual Funds - 3.2%
Marshall Tax Free Money Market Fund Class I	2,650,278	2,650,278

Total Mutual Funds (identified cost $2,650,278)		2,650,278

Total Investments - 100.8% (identified cost $81,114,667)		82,785,447
Other Assets and Liabilities - (0.8)%		(656,964)

Total Net Assets - 100.0%		$82,128,483

(See Notes to Schedules of Investments)

Marshall Short-Term Income Fund

SCHEDULE OF INVESTMENTS

November 30, 2006

(Unaudited)

Description	Principal Amount	Value
Asset - Backed Securities - 9.4%
Other Financial - 9.4%
Capital Auto Receivables Asset Trust 2004-1, Class A4, 2.640%, 11/17/2008	$1,000,000	$987,779
Caterpillar Financial Asset Trust 2005-A, Class A3, 3.900%, 2/25/2009	901,725	895,789
DaimlerChrysler Auto Trust 2004-B, Class A3, 3.180%, 9/8/2008	332,168	330,593
DaimlerChrysler Auto Trust 2006-C, Class A4, 4.980%, 11/8/2011	2,000,000	2,008,278
GE Capital Credit Card Master Note Trust 2006-1, Class A, 5.080%, 9/15/2012	1,850,000	1,864,806
Green Tree Home Improvement Loan Trust 1998-B, Class HEB1, 7.810%, 11/15/2029	1,500,192	1,507,161
Honda Auto Receivables Owner Trust 2005-2, Class A3, 3.930%, 1/15/2009	1,293,173	1,285,076
Pegasus Aviation Lease Securitization 1999-1A, Class A1, 6.300%, 3/25/2029 (6)	750,654	338,263
USAA Auto Owner Trust 2004-2, Class A3, 3.030%, 6/16/2008	382,361	381,175
USAA Auto Owner Trust 2006-4, Class A4, 4.980%, 10/15/2012	1,650,000	1,649,500
WFS Financial Owner Trust 2004-1, Class A4, 2.810%, 8/22/2011	943,299	927,770

Total Asset - Backed Securities (identified cost $12,597,816)		12,176,190

Collateralized Mortgage Obligations - 24.4%

Federal Home Loan Mortgage Corporation - 2.5%
3.150%, Class A3, 5/15/2010	1,686,336	1,663,486
5.900%, Class BV, 11/15/2035	1,577,000	1,584,179

		3,247,665
Federal National Mortgage Association - 0.5%
5.000%, Series 2003-63, Class CU, 7/25/2033	595,734	593,605
Government National Mortgage Association - 2.4%
2.866%, Series 0348, Class AB, 2/16/2020	604,270	587,737
3.206%, Series 2003-72, Class A, 4/16/2018	884,825	866,254
3.313%, Series 2002-83, Class A, 4/16/2017	888,248	872,721
3.590%, Series 2004-78, Class A, 11/16/2017	850,893	831,177

		3,157,889
Other Financial - 19.0%
Countrywide Alternative Loan Trust 2004-J9, Class 1A2, 4.586%, 10/25/2034	1,958,818	1,939,490
Countrywide Home Loans 2006-HYB1, Class 2A2A, 5.602%, 3/20/2036	1,855,433	1,850,552
CS First Boston Mortgage Securities Corp. 2003-11, Class 1A3, 4.500%, 6/25/2033	492,312	485,428
CS First Boston Mortgage Securities Corp. 2004-C1, Class A1, 2.254%, 1/15/2037	542,316	534,116
GSR Mortgage Loan Trust 2004-12, Class 3A3, 4.437%, 12/25/2034	1,252,244	1,239,130
GSR Mortgage Loan Trust 2005-AR5, Class 2A2, 5.182%, 10/25/2035	1,500,717	1,489,466
Impac Secured Assets Common Owner Trust 2004-2, Class A3, 4.995%, 8/25/2034	340,856	339,158
J.P. Morgan Alternative Loan Trust 2006-A5, Class 2A4, 5.850%, 10/25/2036	2,000,000	2,003,750
J.P. Morgan Chase Commercial Mortgage Securities, Class A1, 3.053%, 1/15/2038	1,011,639	977,453
LB-UBS Commercial Mortgage Trust 2004-C1, Class A1, 2.964%, 1/15/2029	1,091,585	1,059,831
Master Adjustable Rate Mortgages Trust 2004-13, Class 3A4, 3.787%, 11/21/2034	1,900,000	1,865,602
Morgan Stanley Capital, Inc. 2003-IQ6, Class A1, 2.800%, 12/15/2041	705,064	692,318
Residential Funding Mortgage Securities, 2006-SA3, Class 2A2, 6.003%, 9/25/2036	2,009,836	2,015,391
Wachovia Bank Commercial Mortgage Trust, Class A1, 3.065%, 2/15/2041	1,280,288	1,242,373
Wachovia Bank Commercial Mortgage Trust, Class A1, 3.291%, 12/15/2035	1,345,558	1,312,970
Washington Mutual 2002-R10, Class A6, 4.820%, 10/25/2032	194,499	193,503
Washington Mutual 2004-AR7, Class A4, 3.954%, 7/25/2034	3,000,000	2,930,529
Washington Mutual 2005-AR5, Class A2, 4.672%, 5/25/2035	2,500,000	2,482,735

		24,653,795

Total Collateralized Mortgage Obligations (identified cost $32,013,648)		31,652,954

Corporate Bonds & Notes - 16.0%

Automotive & Related - 1.7%
Ford Motor Credit Co., Sr. Note, 4.950%, 1/15/2008 (2)	2,300,000	2,258,078
Banks - 1.2%
Union Planters Bank, Note, 5.125%, 6/15/2007	1,500,000	1,498,890

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Corporate - Other - 1.2%
Core Investment Grade Trust, Pass-Thru Certificate, 4.659%, 11/30/2007	$1,502,715	$1,495,630
Electrical Equipment - 1.8%
Alabama Power Co., 2.800%, 12/1/2006	1,250,000	1,250,000
CalEnergy Co., Inc., Sr. Note, 7.630%, 10/15/2007	1,000,000	1,019,213

		2,269,213
Energy - 1.2%
Marathon Oil Corp., Note, 5.375%, 6/1/2007	1,500,000	1,499,837
Financial Services - 1.0%
MBNA Corp., 6.250%, 1/17/2007	1,290,000	1,291,229
Industrial Services - 1.7%
FedEx Corp., Note, 2.650%, 4/1/2007	2,200,000	2,180,420
Insurance - 2.6%
HSB Capital I, Company Guarantee, (Series B), 6.284%, 7/15/2027 (4)(6)(8)	2,430,000	2,435,542
MGIC Investment Corp., Sr. Note, 6.000%, 3/15/2007	1,100,000	1,101,242

		3,536,784
Real Estate - 2.4%
Duke Realty Corp., Note, 3.350%, 1/15/2008	1,500,000	1,465,956
Kimco Realty Corp., Note, Series MTN, 7.460%, 5/29/2007	1,700,000	1,715,722

		3,181,678
Real Estate Investment Trusts - 1.2%
Vornado Realty Trust, Bond, 5.625%, 6/15/2007	1,500,000	1,499,349

Total Corporate Bonds & Notes (identified cost $20,872,995)		20,711,108
Government Agencies - 15.2%
Federal Home Loan Bank - 1.4%
3.875%, 2/15/2008	1,800,000	1,778,348
Federal Home Loan Mortgage Corporation - 5.8%
4.300%, 5/5/2008 (2)	3,000,000	2,974,542
5.250%, 2/24/2011 (2)	4,500,000	4,525,997

		7,500,539
Federal National Mortgage Association - 8.0%
4.000%, 12/14/2007	3,500,000	3,462,680
4.125%, 6/16/2008 (2)	4,000,000	3,960,979
4.200%, 6/8/2009 (2)	3,000,000	2,959,590

		10,383,249

Total Government Agencies (identified cost $19,755,739)		19,662,136
Mortgage - Backed Securities - 0.8%
Federal Home Loan Mortgage Corporation - 0.1%
9.000%, 7/1/2014	25,907	26,595
11.000%, 8/1/2019	41,259	43,990

		70,585
Federal National Mortgage Association - 0.6%
7.000%, 12/1/2015	182,146	187,531
7.500%, 9/1/2015	216,445	224,364
8.000%, 8/1/2007	100	101
8.000%, 5/1/2008	15,027	15,021
9.000%, 7/1/2009	23,636	24,250
9.500%, 12/1/2024	77,406	84,746
9.500%, 1/1/2025	74,332	81,380
9.500%, 1/1/2025	96,772	106,186
10.000%, 7/1/2020	40,511	45,012
11.000%, 12/1/2015	130,430	140,792

		909,383
Government National Mortgage Association - 0.1%
9.000%, 12/15/2019	68,315	73,424

Total Mortgage - Backed Securities (identified cost $1,038,411)		1,053,392
Mutual Funds - 8.4%
Eaton Vance Institutional Senior Loan Fund (11)	591,340	5,456,897
Fidelity Advisor Floating Rate High Income Fund (12)	553,421	5,495,470

Description	Principal Amount	Value
Mutual Funds (continued)

Total Mutual Funds (identified cost $11,000,466)		$10,952,367
Short Term Investments - 37.8%
Collateral Pool Investment for Securities on Loan - 12.4%
(See Note 2 of the Additional Information)		16,045,859
Federal Home Loan Mortgage Corporation - 0.2%
5.145%, 12/5/2006 (3)(13)	$200,000	199,886
Repurchase Agreement - 25.2%
Agreement with Morgan Stanley & Co., Inc., 5.280% dated 11/30/2006, to be repurchased at $32,696,997 on 12/1/2006, collateralized by a U.S. Government Agency Obligation with a maturity of 9/18/2007, with a market value of $33,349,074 (at amortized cost)	32,692,202	32,692,202

Total Short Term Investments (identified cost $48,937,947)		48,937,947

Total Investments - 112.0% (identified cost $146,217,022)		145,146,094
Other Assets and Liabilities - (12.0)%		(15,509,478)

Total Net Assets - 100.0%		$129,636,616

(See Notes to Schedules of Investments)

Marshall Government Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2006

(Unaudited)

Description	Principal Amount	Value
Government Agencies - 28.6%

Federal Home Loan Bank - 13.6%
3.750%, 3/7/2007	$1,000,000	$996,109
3.750%, 8/15/2007	350,000	346,389
4.750%, 8/17/2007	250,000	249,250
5.230%, 4/4/2007 (4)	25,000,000	24,996,672
5.500%, 8/9/2007	3,000,000	3,000,000

		29,588,420
Federal Home Loan Mortgage Corporation - 10.0%
2.700%, 3/16/2007	1,090,000	1,082,349
3.500%, 9/15/2007	290,000	286,155
3.800%, 6/28/2007	250,000	247,684
5.260%, 06/19/2007 (4)	20,000,000	20,000,000

		21,616,188
Federal National Mortgage Association - 5.0%
2.500%, 7/16/2007	580,000	569,942
4.750%, 8/3/2007	236,000	235,158
5.257%, 12/22/2006 (4)	10,000,000	9,999,544

		10,804,644

Total Government Agencies		62,009,252
Repurchase Agreements - 71.3%

Agreement with Barclay’s Capital, Inc., Tri-Party Agency, 5.310%, dated 11/30/2006, to be repurchased at $35,005,163 on 12/1/2006, collateralized by a U.S. Government Agency Mortgage Pool with a maturity of 10/19/2016, with a market value of $35,703,130	35,000,000	35,000,000

Agreement with Cantor Fitzgerald, Inc, 5.360%, dated 11/30/2006, to be repurchased at $25,003,722 on 12/1/2006, collateralized by U.S. Government Agency SBA Pools with various maturities to 8/25/2031, with a market value of $25,500,000	25,000,000	25,000,000

Agreement with Deutsche Bank Alex Brown, Inc., 5.300%, dated 11/30/2006, to be repurchased at $50,007,361 on 12/1/2006, collateralized by U.S. Government Agency Mortgage Pools with various maturities to 11/01/2036, with a market value of $51,001,996	50,000,000	50,000,000

Agreement with Morgan Stanley & Co., 5.290%, dated 11/30/2006, to be repurchased at $35,005,143 on 12/1/2006, collateralized by U.S. Government Agency Mortgage Pools with various maturities to 1/1/2035, with a market value of $35,843,180	35,000,000	35,000,000

Agreement with State Street Bank & Trust Co., Inc., 5.100%, dated 11/30/2006, to be repurchased at $9,512,327 on 12/1/2006, collateralized by U.S. Government Agency Obligations with various maturities to 3/9/2007, with a market value of $9,704,501	9,510,979	9,510,979

Total Repurchase Agreements		154,510,979

Total Investments - 99.9% (at amortized cost)		216,520,231
Other Assets and Liabilities - 0.1%		315,148

Total Net Assets - 100.0%		$216,835,379

(See Notes to Schedules of Investments)

Marshall Prime Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2006

(Unaudited)

Description	Principal Amount	Value
Collateralized Loan Agreements – 6.9%
Brokerage – 6.9%
Deutsche Bank Alex Brown, Inc., 5.373%, 12/1/2006	$100,000,000	$100,000,000
Morgan Stanley & Co., Inc., 5.373%, 12/1/2006	100,000,000	100,000,000
Wachovia Securities, Inc., 5.380%, 12/1/2006	100,000,000	100,000,000

Total Collateralized Loan Agreements		300,000,000

Commercial Paper - 26.3%
Asset-Backed Securities - 10.4%
Atlantis One Funding, 5.260%, 12/28/2006 (6) (8) (13)	39,255,000	39,100,139
Beta Finance, Inc., 5.369%, 7/16/2007 (4) (6) (8)	50,000,000	50,001,779
Beta Finance, Inc., 5.370%, 11/19/2007 (4) (6) (8)	23,000,000	23,005,674
CRC Funding LLC, 5.260%, 1/11/2007 (6) (8) (13)	39,000,000	38,766,368
CRC Funding LLC, 5.260%, 1/23/2007 (6) (8) (13)	12,900,000	12,800,104
Crown Point Capital Co., 5.240%, 1/17/2007 (6) (8) (13)	10,997,000	10,921,768
Crown Point Capital Co., 5.260%, 1/18/2007 (6) (8) (13)	50,000,000	49,649,333
Crown Point Capital Co., 5.270%, 1/19/2007 (6) (8) (13)	8,000,000	7,942,616
Lexington Parker Cap. Co. LLC, 5.280%, 1/4/2007 (6) (8) (13)	17,844,000	17,755,018
Liquid Funding Ltd., 5.355%, 10/23/2007 (4) (6) (8)	50,000,000	49,993,246
Liquid Funding Ltd., 5.357%, 6/22/2007 (4) (6) (8)	50,000,000	50,000,000
World Omni Vehicle leasing, Inc., 5.280%, 12/14/2006 (6) (8) (13)	50,000,000	49,911,833
World Omni Vehicle leasing, Inc., 5.290%, 12/13/2006 (6) (8) (13)	50,000,000	49,904,667

		449,752,545
Diversified - 3.4%
Liberty Lighthouse Co. LLC, 5.331%, 2/1/2007 (4) (6) (8)	50,000,000	49,998,387
Sigma Financial, Inc., 5.374%, 1/18/2007 (4) (6) (8)	100,000,000	100,003,273

		150,001,660
Foreign Banks - 4.5%
Britannia Building Society, 5.260%, 1/29/2007 (13)	15,000,000	14,870,692
Britannia Building Society, 5.270%, 2/14/2007 (13)	20,000,000	19,780,417
Britannia Building Society, 5.275%, 1/25/2007 (13)	65,000,000	64,476,277
Depfa-Bank PLC, 5.245%, 2/27/2007 (6) (8) (13)	50,000,000	49,358,944
UniCredito Italiano Bank, 5.255%, 1/11/2007 (13)	50,000,000	49,700,757

		198,187,087
Insurance - 2.8%
Irish Life & Permanent 5.250%, 2/23/2007 (6) (8) (13)	19,000,000	18,767,250
Irish Life & Permanent 5.250%, 2/27/2007 (6) (8) (13)	31,000,000	30,602,167
Irish Life & Permanent 5.270%, 12/19/2006 (6) (8) (13)	50,000,000	49,868,249
Prudential Insurance Co., 5.270%, 2/13/2007 (13)	25,000,000	24,729,181

		123,966,847
Mortgage Banking - 2.3%
Alliance & Leicester PLC, 5.240%, 3/8/2007 (13)	17,500,000	17,252,919
Countrywide Funding Corp., 5.340%, 12/1/2006 (13)	85,000,000	85,000,000

		102,252,919
Telecommunication Services - 2.9%
AT&T, Inc., 5.270%, 12/12/2006(13)	100,000,000	99,838,972
Verizon Communications, 5.270%, 12/7/2006 (6) (8) (13)	25,000,000	24,978,042

		124,817,014

Total Commercial Paper		1,148,978,072
Corporate Bonds & Notes – 6.7%
Banks - 0.9%
Bank One NA Illinois, 5.500%, 3/26/2007	18,216,000	18,230,280
Credit Suisse First Boston USA, Inc., (Series YCD), 4.810%, 12/5/2006	15,000,000	15,000,000
J.P. Morgan Securities, Inc., 5.350%, 3/1/2007	5,000,000	5,004,910
		38,235,190

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Foreign Banks - 2.1%
Calyon NY, (Series YCD), 5.000%, 2/12/2007	$25,000,000	$25,000,000
HBOS Treasury Services, PLC, 3.625%, 7/23/2007 (4) (6) (8)	20,000,000	19,776,026
HBOS Treasury Services, PLC, (Series YCD), 5.000%, 2/13/2007	25,000,000	25,000,000
Household Finance Corp., 5.750%, 1/30/2007	20,000,000	20,029,633

		89,805,659
Insurance - 1.5%
American General Finance, 5.429%, 3/23/2007 (4)	47,000,000	47,008,260
American General Finance, 5.750%, 3/15/2007	19,075,000	19,101,146

		66,109,406
Leasing - 0.9%
International Lease Finance Corp., 5.625%, 6/1/2007	40,000,000	40,014,403
Retail - 0.8%
Wal-Mart Stores, 5.877%, 6/1/2007	35,000,000	35,084,991
Utilities - 0.5%
National Rural Utilities, (Series MTNC), 3.240%, 7/23/2007	22,285,000	21,996,287

Total Corporate Bonds & Notes		291,245,936
Municipals - 0.2%
Sun Prairie, Wisconsin Area School District, Revenue Notes, 5.600%, 1/29/2007	8,600,000	8,602,030

Total Municipals		8,602,030

Notes-Variable – 56.9%

Banks – 11.6%
Bayerische Landesbank, 5.419%, 6/25/2007 (4)	12,500,000	12,503,349
Canadian Imperial Bank of Commerce, 5.432%, 4/2/2007 (4)	80,000,000	80,024,700
Citigroup Global, (Series MTNA), 5.460%, 3/16/2007 (4)	51,000,000	51,015,575
Credit Suisse First Boston USA, Inc., 5.349%, 7/19/2007 (4)	85,000,000	85,000,000
First Tennessee Bank, (Series YCD1) 5.310%, 11/16/2007 (4) (6) (8)	45,000,000	45,000,000
SMM Trust, (Series 2006-M), 5.371%, 2/2/2007 (4) (6) (8)	8,536,000	8,536,000
Washington Mutual, Inc., (Series CD), 5.350%, 6/26/2007 (4)	50,000,000	50,000,000
Washington Mutual, Inc., 5.356%, 8/24/2007 (4)	50,000,000	50,000,000
Wells Fargo & Co., 5.449%, 3/23/2007 (4)	100,000,000	100,032,336
Westpac Bank NY, (Series MTN), 5.430%, 10/11/2007 (4)	25,000,000	25,000,000

		507,111,961
Broker/Dealers - 9.9%
Bank of America Securities, LLC, 5.340%, 5/26/2007 (4) (6) (8)	100,000,000	100,000,000
Bear Stearns Master Note, 5.380%, 8/24/2007 (4) (6) (8)	100,000,000	100,000,000
Goldman Sachs Group, Inc., (Series MTN), 5.495%, 10/5/2007 (4)	52,700,000	52,767,198
Goldman Sachs Group, Inc., (Series MTN), 5.497%, 7/2/2007 (4)	25,000,000	25,022,025
Lehman Brothers, Inc., 5.470%, 12/21/2007 (4)	25,000,000	25,000,000
Lehman Brothers, Inc., (Series MTNG), 5.494%, 4/20/2007 (4)	13,270,000	13,276,881
Merrill Lynch & Co., Inc., (Series MTN1), 5.338%, 7/27/2007 (4)	40,000,000	40,000,000
Merrill Lynch & Co. Inc., (Series MTN1), 5.380%, 1/14/2008 (4)	7,000,000	7,003,335
Merrill Lynch & Co., Inc., (Series MTNB), 5.537%, 12/22/2006 (4)	5,150,000	5,150,470
Wachovia Securities Financial Holdings LLC, 5.410%, 2/4/2007 (4) (6) (8)	65,000,000	65,000,000

		433,219,909
Construction Equipment. - 1.8%
Caterpillar Financial Services Corp., 5.390%, 7/27/2007 (4)	79,900,000	79,914,006
Financial Services - 1.0%
GE Capital Corp., (Series MTN), 5.445%, 6/22/2007 (4)	40,000,000	40,014,550
GE Capital Corp., (Series MTNA), 5.447%, 9/17/2007 (4)	4,500,000	4,502,430

		44,516,980
Foreign Banks - 17.2%
Aust. & N.Z. Banking Group, 5.339%, 12/28/2007 (4)	100,000,000	100,000,000
BNP Paribas, 5.345%, 11/19/2007 (4) (6) (8)	100,000,000	100,000,000
Credit Agricole, 5.344%, 11/24/2007 (4) (6) (8)	50,000,000	50,000,000
Dekabank, 5.394%, 11/15/2007 (4) (6) (8)	100,000,000	100,000,000
Depfa-Bank PLC, 5.430%, 7/15/2007 (4) (6) (8)	50,000,000	50,000,000
HBOS Treasury Services, PLC, (Series MTN), 5.445%, 9/20/2007 (4) (6) (8)	30,000,000	30,000,000
Household Finance Corp., 5.440%, 6/1/2007 (4)	27,800,000	27,806,640
Natexis Banques Populaires U.S. Finance Co., 5.365%, 11/9/2007 (4) (6) (8)	100,000,000	100,000,000
Northern Rock PLC, 5.240%, 3/7/2007 (4) (6) (8)	50,000,000	49,301,333
Northern Rock PLC, 5.460%, 9/7/2007 (4) (6) (8)	50,000,000	50,000,000
Westlb AG NY, 5.360%, 12/10/2007 (4) (6) (8)	100,000,000	100,000,000

		757,107,972

Description	Principal Amount	Value
Notes-Variable (continued)

Insurance - 9.0%
Genworth Life Insurance Co., 5.434%, 4/20/2007 (4) (6)	$75,000,000	$75,000,000
Jackson National Life Insurance Co., 5.481%, 2/12/2007 (4) (6) (8)	24,713,000	24,718,431
Metropolitan Life Insurance Co., 5.421%, 2/1/2007 (4) (6)	50,000,000	50,000,000
Metropolitan Life Insurance Co., 5.440%, 2/11/2007 (4) (6)	65,000,000	65,000,000
Monumental Life Insurance Co., 5.430%, 4/13/2007 (4) (6)	10,000,000	10,000,000
Monumental Life Insurance Co., 5.442%, 10/5/2007 (4) (6)	25,000,000	25,000,000
Monumental Life Insurance Co., 5.570%, 5/2/2007 (4) (6)	40,000,000	40,000,000
Pricoa Global Funding Inc., 5.491%, 3/2/2007 (4) (6) (8)	74,065,000	74,086,944
Principal Life Insurance Co., 5.359%, 2/14/2007 (4)	27,157,000	27,156,717
Principal Life Insurance Co., 5.420%, 12/7/2007 (4)	2,550,000	2,551,039

		393,513,131
Mortgage Banking - 0.2%
Countrywide Home Loans, (Series MTNL), 5.471%, 12/5/2006 (4)	10,000,000	9,999,959
Personal Credit - 2.2%
American Express Credit, (Series MTNB), 5.420%, 12/5/2007 (4)	30,000,000	30,008,023
American Honda Finance Corp., 5.341%, 9/26/2007 (4) (6) (8)	45,000,000	45,000,000
SLM Corp., 5.497%, 1/25/2007 (4)	20,000,000	20,004,233

		95,012,256
Short-Term Business Loans – 2.3%
CIT Group, Inc., (Series MTN), 5.5440%, 2/15/2007 (4)	37,500,000	37,524,407
CIT Group, Inc., (Series MTN), 5.574%, 2/15/2007 (4)	62,235,000	62,261,217
		99,785,624
Telecommunications - 1.7%
Verizon Global Funding, 5.500%, 4/13/2007 (4) (6) (8)	75,000,000	75,000,000

Total Notes-Variable		2,495,181,798

Repurchase Agreements - 4.6%
Agreement with Cantor Fitzgerald & Co., 5.360%, dated 11/30/2006 to be repurchased at $25,003,722 on 12/1/2006, collateralized by U.S. Government Agency Obligations with various maturities to 8/25/2031, with a market value of $25,500,000	25,000,000	25,000,000

Agreement with Morgan Stanley & Co., 5.280%, dated 11/30/2006 to be repurchased at $115,016,867 on 12/1/2006, collateralized by a U.S. Government Agency Obligation with a maturity of 9/18/2007, with a market value of $117,300,218	115,000,000	115,000,000
Agreement with State Street Bank & Trust Co., Inc., 5.100%, dated 11/30/2006 to be repurchased at $63,200,949 on 12/1/2006, collateralized by U.S. Government Agency Obligations with various maturities to 3/5/2007, with a market value of $64,459,170	63,191,997	63,191,997

Total Repurchase Agreements		203,191,997
Trust Demand Notes – 0.5%
Broker/Dealers-0.5%
JP Morgan Securities, Inc., 5.330%, 12/1/2006 (4) (6) (8)	20,000,000	20,000,000

Total Trust Demand Notes		20,000,000

Total Investments - 102.1%		4,467,199,833
Other Assets and Liabilities - (2.1) %		(90,861,642)

Total Net Assets - 100.0%		$4,376,338,191

(See Notes to Schedules of Investments)

Marshall Tax-Free Money Market Fund

SCHEDULE OF INVESTMENTS

November 30, 2006

(Unaudited)

Description	Principal Amount	Value
Municipals - 100.4%

Alabama - 3.1%
Birmingham-Medical Center, East Alabama Special Care Facilities Financing Authority, Revenue Bonds, 3.600%, 7/1/2015 (4)	$5,000,000	$5,000,000
Florence-Scs, Alabama Educational Building Authority, Revenue Bonds, 3.760%, 4/1/2017, Call Date 12/1/2006 (4)	805,000	805,000
Gardendale, Alabama Multifamily Housing, Revenue Bonds, 3.710%, 10/1/2032, Call Date 12/1/2006 (4)	3,283,000	3,283,000
Gardendale, Alabama Multifamily Housing, Revenue Bonds, 3.710%, 10/1/2032, Call Date 12/1/2006 (4)	1,400,000	1,400,000
Gardendale, Alabama Multifamily Housing, Revenue Bonds, 3.710%, 10/1/2032, Call Date 12/1/2006 (4)	1,284,000	1,284,000
Gardendale, Alabama Multifamily Housing, Revenue Bonds, 3.710%, 10/1/2032, Call Date 12/1/2006 (4)	1,062,000	1,062,000

		12,834,000
Alaska - 3.7%
Alaska Industrial Development & Export Authority, Revenue Bonds, 4.010%, 7/1/2007, Call Date 12/6/2006 (4)	30,000	30,000
Valdez, Alaska Marine, Revenue Bonds (Series B), 3.650%, 7/1/2037, Call Date 12/1/2006 (4)	15,000,000	15,000,000

		15,030,000
Arizona - 1.3%
Phoenix, Arizona Civic Improvement Corp., Revenue Bonds (Series Z-11), 3.540%, 5/8/2034 (4)	5,210,000	5,210,000
Colorado - 5.4%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, 3.480%, 9/1/2034, Call Date 12/1/2006 (4)	5,600,000	5,600,000
Colorado Health Facilities Authority, Revenue Bonds, 3.480%, 3/1/2030, Call Date 12/7/2006 (4)	900,000	900,000
Colorado Housing & Finance Authority, Revenue Bonds (Series A-5), 3.430%, 1/3/2007	2,700,000	2,700,000
Denver, Colorado City & County Economic Development, Revenue Bonds, 3.750%, 7/1/2029, Call Date 12/6/2006 (4)	1,950,000	1,950,000
Denver, Colorado City & County Excise Tax, Revenue Bonds (Series B), 3.480%, 9/1/2025, Call Date 12/1/2006 (4)	1,280,000	1,280,000
Denver, Colorado City & County, Certificate Participation, 3.500%, 12/1/2029, Call Date 12/1/2006 (4)	2,010,000	2,010,000
Park Creek Metropolitan District, Revenue Bonds, 3.500%, 12/1/2037, Call Date 6/1/2008 (4)	6,500,000	6,500,000
Section 14 Metropolitan District, Jefferson County, Colorado, GO UT, 5.200%, 12/1/2019, Call Date 12/1/2006 (4)	1,325,000	1,325,000

		22,265,000
Delaware - 1.5%
Delaware State Economic Development Authority, Revenue Bonds, 3.500%, 7/1/2036, Call Date 12/1/2006 (4)	1,900,000	1,900,000
Delaware State Economic Development Authority, Revenue Bonds, 3.600%, 12/1/2032, Call Date 12/1/2006 (4)	4,200,000	4,200,000

		6,100,000
District of Columbia - 0.9%
District of Columbia, Revenue Bonds, 3.530%, 10/1/2023, Call Date 12/1/2006 (4)	3,595,000	3,595,000

Description	Principal Amount	Value
Florida - 3.8%
Broward County, Florida Health Facilities Authority, Revenue Bonds, 3.800%, 9/1/2032, Call Date 12/1/2006 (4)	$4,260,000	$4,260,000
Florida Development Finance Corp., Revenue Bonds, 3.520%, 7/1/2026, Call Date 12/1/2006 (4)	2,000,000	2,000,000
Miami-Dade County, Florida Special Obligation, Revenue Bonds (Series Z-9), 3.540%, 4/17/2015 (4)	1,875,000	1,875,000
Miami-Dade County, Florida Special Obligation, Revenue Bonds (Series Z-12), 3.540%, 5/15/2015 (4)	3,685,000	3,685,000
Orange County, Florida Health Facilities Authority, Revenue Bonds, 3.530%, 11/15/2014, Call Date 12/1/2006 (4)	1,400,000	1,400,000
Pinellas County, Florida Industrial Development Authority, Revenue Bonds, 3.540%, 7/1/2024, Call Date 12/1/2006 (4)	2,250,000	2,250,000

		15,470,000
Georgia - 1.3%
Bibb County, Georgia Development Authority, Revenue Bonds, 3.500%, 6/1/2026, Call Date 12/1/2006 (4)	630,000	630,000
Clayton County, Georgia Housing Authority, Multifamily Housing, Revenue Bonds, 3.550%, 1/1/2021, Call Date 12/6/2006 (4)	100,000	100,000
Clayton County, Georgia Housing Authority, Multifamily Housing, Revenue Bonds, 3.550%, 1/1/2021, Call Date 12/6/2006 (4)	875,000	875,000
De Kalb County, Georgia Development Authority, Revenue Bonds, 3.540%, 10/1/2022, Call Date 12/1/2006 (4)	955,000	955,000
Richmond County, Georgia Development Authority, Revenue Bonds, 3.540%, 06/01/2018 (4)	2,810,000	2,810,000

		5,370,000
Hawaii - 0.7%
ABN AMRO Munitops Certificates Trust, Revenue Bonds, 3.530%, 7/1/2012 (4)	3,000,000	3,000,000

Illinois - 8.2%
Illinois Health Facilities Authority, Revenue Bonds (Series B), 3.520%, 11/15/2029, Call Date 12/1/2006 (4)	3,000,000	3,000,000
Lakemoor, Illinois Multifamily, Revenue Bonds (Series A), 3.620%, 12/1/2020, Call Date 12/1/2006 (4)	9,000,000	9,000,000
Lakemoor, Illinois Multifamily, Revenue Bonds (Series B), 3.710%, 12/1/2020 (4)	7,000,000	7,000,000
Metropolitan Pier & Exposition Authority, Revenue Bonds (Series Z-5), 3.540%, 4/3/2034 (4)	4,785,000	4,785,000
Metropolitan Pier & Exposition Authority, Revenue Bonds, 3.540%, 12/15/2021 (4)	2,865,000	2,865,000
Metropolitan Pier & Exposition Authority, Revenue Bonds, 3.540%, 6/15/2033 (4)	500,000	500,000
Phoenix Realty SPL Account-U LP Illinois, Multifamily, Refunding Revenue Bonds, 3.690%, 4/1/2020, Call Date 12/1/2006 (4)	4,075,000	4,075,000
Will County, Illinois, Revenue Bonds, 3.550%, 12/1/2025, Call Date 12/1/2006 (4)	400,000	400,000
Will County, Illinois Community Unit School District No. 365, GO UT (Series Z-10), 3.540%, 4/15/2020 (4)	2,115,000	2,115,000

		33,740,000
Indiana - 1.7%
Dekko Foundation Educational Facilities Tax Exempt Income Trust, Certificates of Ownership (Series 1), 3.750%, 4/1/2021, Call Date 12/1/2006 (4)	200,000	200,000
Indiana Health Facility Financing Authority, Revenue Bonds, 3.530%, 12/01/2021, Call Date 12/1/2006 (4)	3,500,000	3,500,000
Indiana State Educational Facilities Authority, Revenue Bonds, 3.530%, 12/1/2029, Call Date 12/1/2006 (4)	500,000	500,000
Indianapolis, Indiana LOC Public Improvement Bd Bk, Revenue Bonds (Series Z-7), 3.540%, 9/9/2019 (4)	2,280,000	2,280,000
Terre Haute, Indiana Economic Development, Revenue Bonds, 3.550%, 12/1/2015, Call Date 12/1/2006 (4)	600,000	600,000

		7,080,000

Description	Principal Amount	Value
Kentucky - 1.1%
Jefferson County, Kentucky Industrial Building Revenue, 3.580%, 1/1/2009 (4)	$1,400,000	$1,400,000
Jefferson County, Kentucky Industrial Building Revenue, 3.580%, 3/1/2010 (4)	3,000,000	3,000,000

		4,400,000
Louisiana - 3.2%
Jefferson Parish, Louisiana Hospital Service District No. 2, Revenue Bonds, 3.530%, 7/1/2009, Call Date 12/1/2006 (4)	2,050,000	2,050,000
Lafayette Parish, Louisiana Industrial Development Board, Inc., Revenue Bonds, 3.750%, 12/15/2014, Call Date 12/1/2006 (4)	1,035,000	1,035,000
Louisiana Housing Finance Agency, Revenue Bonds, 3.530%, 12/1/2025 (4)	1,715,000	1,715,000
Louisiana Public Facilities Authority, Revenue Bonds, 3.540%, 7/1/2034, Call Date 7/1/2016 (4)	8,470,000	8,470,000

		13,270,000
Maryland - 1.5%
Anne Arundel County, Maryland Economic, Revenue Bonds, 3.640%, 12/1/2015, Call Date 12/1/2006 (4)	2,500,000	2,500,000
Maryland State Community Development Administration, Revenue Notes, 3.670%, 9/12/2007	2,500,000	2,500,000
Washington Suburban Sanitary District, GO UT, 3.450%, 6/1/2023 (4)	1,300,000	1,300,000

		6,300,000
Massachusetts - 0.2%
Massachusetts State Industrial Financial Agency, Revenue Bonds, 3.900%, 12/1/2019, Call Date 12/6/2006 (4)	1,000,000	1,000,000

Michigan - 0.2%
Macomb County, Michigan Hospital Finance Authority, Revenue Bonds, 3.680%, 10/1/2020, Call Date 12/1/2006 (4)	1,000,000	1,000,000

Minnesota - 0.7%
Burnsville, Minnesota Housing, Revenue Bonds (Series A), 3.730%, 1/1/2045, Call Date 12/1/2006 (4)	2,000,000	2,000,000
Minneapolis, Minnesota, Revenue Bonds, 3.700%, 10/1/2021, Call Date 12/1/2006 (4)	735,000	735,000

		2,735,000
Mississippi - 2.1%
Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, 3.580%, 6/1/2031, Call Date 12/1/2006 (4)	8,500,000	8,500,000

Nebraska - 1.1%
Nebraska Investment Finance Authority, Multifamily Mortgage, Revenue Bonds, 3.630%, 9/1/2007, Call Date 12/1/2006 (4)	200,000	200,000
Nebraska Public Power District, Revenue Bonds, 3.560%, 1/1/2041 (4)	4,225,000	4,225,000

		4,425,000
Nevada - 1.0%
Clark County, Nevada School District, Putters (Series 1159), GO UT, 3.530%, 6/15/2013 (4)	3,995,000	3,995,000

New York - 9.8%
Municipal Securities Trust Certificates, Revenue Bonds (Series 5020), 144A, 3.600%, 7/1/2018 (4) (6)	3,000,000	3,000,000
Puttable Floating Option Tax-Exempt Receipts, Revenue Bonds, 3.730%, 10/1/2035 (4)	27,700,000	27,700,000
Suffolk County, New York Industrial Development Agency, Revenue Bonds, 3.900%, 4/1/2018, Call Date 12/6/2006 (4)	3,785,000	3,785,000
TSASC INC NY, Revenue Bonds, 3.570%, 6/1/2034, Call Date 6/1/2016 (4)	6,000,000	6,000,000

		40,485,000
North Carolina - 0.5%
Alamance County, North Carolina Industrial Facilities & Pollution Control Financing Authority, Revenue Bonds, 3.630%, 12/01/2014 (4)	610,000	610,000
North Carolina Medical Care Community Health Care Facilities, Revenue Bonds, 3.580%, 7/1/2017, Call Date 12/1/2006 (4)	935,000	935,000
Rutherford County, North Carolina Industrial Facilities & Pollution Control Authority, Revenue Bonds, 3.630%, 12/1/2008 (4)	340,000	340,000

		1,885,000

Description	Principal Amount	Value
Ohio - 11.1%
Fairfield, Ohio Waste Water System Improvement, Revenue Notes, 3.850%, 8/30/2007	$3,000,000	$3,004,293
Hamilton County, Ohio Hospital Facilities, Revenue Bonds, 3.560%, 7/15/2029, Call Date 1/8/2007 (4)	10,000,000	10,000,000
Lawrence County, Ohio Industrial Development, Revenue Bonds, 3.580%, 11/1/2011 (4)	3,100,000	3,100,000
Montgomery County, Ohio Industrial Development, Refunding Revenue Bonds, 3.580%, 10/1/2009 (4)	4,700,000	4,700,000
Puttable Floating Option Tax-Exempt Receipts, Revenue Bonds, 3.730%, 2/15/2036 (4)	25,000,000	25,000,000

		45,804,293
Oklahoma - 3.5%
Oklahoma State Industrial Authority, Revenue Bonds, 3.750%, 8/1/2018, Call Date 12/1/2006 (4)	1,835,000	1,835,000
Tulsa, Oklahoma Industrial Authority, Revenue Bonds, 3.650%, 11/1/2030 (4)	8,000,000	8,000,000
Tulsa, Oklahoma Industrial Authority, Revenue Bonds, 3.660%, 11/1/2026 (4)	3,500,000	3,500,000
Tulsa, Oklahoma Industrial Authority, Revenue Bonds, 3.750%, 10/1/2032, Call Date 12/1/2006 (4)	1,005,000	1,005,000

		14,340,000
Oregon - 0.5%
Multnomah County, Oregon Higher Education, Revenue Bonds, 3.700%, 12/1/2029, Call Date 12/1/2006 (4)	2,015,000	2,015,000

Pennsylvania - 11.9%
Allegheny County, Pennsylvania Industrial Development Authority Health & Housing Facilities, Revenue Bonds, 3.580%, 7/1/2010 (4)	3,100,000	3,100,000
Bucks County, Pennsylvania Industrial Development Authority, Revenue Bonds, 3.580%, 9/1/2019, Call Date 12/1/2006 (4)	2,030,000	2,030,000
Chester County, Pennsylvania Industrial Development Authority, Revenue Bonds, 3.530%, 4/1/2017, Call Date 12/1/2006 (4)	1,190,000	1,190,000
Erie County, Pennsylvania Convention Center Authority, Revenue Bonds (Series 1507), 3.520%, 1/15/2013 (4)	3,500,000	3,500,000
Langhorne Manor Borough, Pennsylvania, Higher Education & Health Authority, Revenue Bonds, 3.670%, 10/1/2032, Call Date 12/1/2006 (4)	12,505,000	12,505,000
Montgomery County, Pennsylvania Higher Education & Health Authority, Revenue Bonds, 3.480%, 05/01/2034, Call Date 12/1/2006 (4)	2,300,000	2,300,000
Montgomery County, Pennsylvania Industrial Development Authority, Revenue Bonds, 3.490%, 1/1/2023, Call Date 12/1/2006 (4)	2,500,000	2,500,000
Philadelphia, Pennsylvania Authority for Industrial Development, Revenue Bonds, 3.500%, 12/1/2035, Call Date 12/1/2006 (4)	4,700,000	4,700,000
Schuylkill County, Pennsylvania Industrial Development Authority, Revenue Bonds, 3.530%, 4/1/2021, Call Date 12/1/2006 (4)	16,925,000	16,925,000

		48,750,000
Puerto Rico - 0.5%
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities, Financing Authority, Revenue Bonds, 3.550%, 3/1/2023, Call Date 3/1/2007	2,000,000	2,000,243

South Carolina - 0.6%
Piedmont Municipal Power Agency, South Carolina Electric, Revenue Bonds, 3.470%, 1/1/2034, Call Date 12/1/2006 (4)	500,000	500,000
Piedmont Municipal Power Agency, South Carolina Electric, Revenue Bonds (Sub-Series B-1), 3.470%, 1/1/2034, Call Date 12/1/2006 (4)	2,100,000	2,100,000

		2,600,000
Tennessee - 1.4%
Memphis, Tennessee Health, Educational & Housing Facility Board, Revenue Bonds, 3.650%, 8/1/2032, Call Date 12/1/2006 (4)	800,000	800,000
Municipal Energy Acquisition Corp., Tennessee, Gas Revenue Bonds (Series 1578), 3.540%, 2/1/2013 (4)	4,090,000	4,090,000
Rutherford County, Tennessee Industrial Development Board, Revenue Bonds, 3.580%, 7/1/2010 (4)	1,000,000	1,000,000

		5,890,000

Description	Principal Amount	Value
Texas - 6.8%
Collin County, Texas Housing Financial Corp. Multifamily, Revenue Bonds, 3.560%, 9/1/2018 (4)	$14,195,000	$14,195,000
Comal, Texas Independent School District, GO UT, 3.560%, 8/1/2016 (4)	2,260,000	2,260,000
Sam Rayburn, Texas Municipal Power Agency, Revenue Bonds, 3.530%, 10/01/2021, Call Date 10/1/2012 (4)	1,510,000	1,510,000
San Antonio, Texas Water, Revenue Bonds, 3.490%, 5/15/2033, Call Date 12/1/2006 (4)	945,000	945,000
Texas State Authority Central Texas, Revenue Bonds, 3.540%, 8/15/2029 (4)	5,000,000	5,000,000
Texas State Student Housing Authority, Revenue Bonds, 3.560%, 10/1/2033 (4)	4,220,000	4,220,000

		28,130,000
Vermont - 1.5%
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds (Series A), 3.660%, 10/1/2036, Call Date 12/1/2006 (4)	3,335,000	3,335,000
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, 3.680%, 4/1/2032, Call Date 12/1/2006 (4)	2,800,000	2,800,000

		6,135,000
Virginia - 0.4%
Suffolk, Virginia Redevelopment & Housing Authority Multi-Family Housing, Revenue Bonds, 3.590%, 9/1/2019, Call Date 12/1/2006 (4)	1,505,000	1,505,000

Washington - 2.9%
Clark County, Washington School District Number 037, GO UT, 3.540%, 12/1/2020 (4)	1,195,000	1,195,000
King County, Washington, Putters (Series 1184), GO UT, 3.530%, 1/1/2013 (4)	2,000,000	2,000,000
Washington State Housing Finance Commission, Revenue Bonds, 3.680%, 3/1/2036, Call Date 12/1/2006 (4)	7,200,000	7,200,000
Washington State Putters, GO UT (Series 333), 3.540%, 12/1/2014 (4)	1,730,000	1,730,000

		12,125,000
Wisconsin - 5.7%
Delavan Darien, Wisconsin School District, Revenue Notes, 3.800%, 8/29/2007	1,500,000	1,500,639
Denmark, Wisconsin School District, Revenue Notes, 3.700%, 8/30/2007	3,750,000	3,750,782
Marinette, Wisconsin School District, Tax & Revenue Promissory Notes, 3.650%, 6/29/2007	5,000,000	5,000,540
Middleton-Cross Plains, Wisconsin Area School District, Revenue Notes, 3.700%, 9/20/2007	5,700,000	5,703,055
Seymour, Wisconsin Community School District, Tax & Revenue Notes, 3.700%, 10/2/2007	1,375,000	1,375,774
Verona, Wisconsin Area School District, Revenue Notes, 3.700%, 08/24/2007	2,925,000	2,926,635
Wisconsin Dells, Wisconsin School District, Tax & Revenue Promissory Notes, 3.700%, 10/26/2007	3,000,000	3,000,513
Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, 3.750%, 5/1/2026, Call Date 12/1/2006 (4)	200,000	200,000

		23,457,938
Wyoming - 0.6%
Sweetwater County, Wyoming, Hospital Revenue Bonds (Series B), 3.520%, 9/1/2037, Call Date 12/1/2006 (4)	2,600,000	2,600,000

Total Municipals		413,041,474

Mutual Funds - 0.1%
Federated Tax-Free Obligations Fund	236,442	236,442

Total Mutual Funds (identified cost $236,442)		236,442

Total Investments - 100.5% (at amortized cost)		413,277,916
Other Assets and Liabilities - (0.5)%		(2,178,827)

Total Net Assets - 100.0%		$411,099,089

(See Notes to Schedules of Investments)

Notes to Schedules of Investments

Note: The categories of investments are shown as a percentage of total net assets for each Fund as of November 30, 2006.

(1)	Non-income producing.

(2)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.

(3)	Represents the initial deposit within a margin account used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

(4)	Floating rate securities whose yields are either fixed or vary with a designated market index or market rate. These securities are shown at their current rates as of November 30, 2006.

(5)	Designated as cover for dollar roll transactions.

(6)	Denotes a restricted security which is subject to restrictions on resale under federal securities law. At November 30, 2006, these securities amounted to:

	Amount	% of Total Net Assets
Government Income	$10,139,550	1.62%
Intermediate Bond	42,610,247	5.84
Short-Term Income	2,773,805	2.14
Prime Money Market	2,224,747,591	50.84
Tax-Free Money Market	3,000,000	1.08

(7)	Denotes a security subject to dollar roll transactions and deemed a when-issued security.

(8)	Denotes a restricted security which has been deemed liquid by criteria approved by the Funds’ Board of Directors.

(9)	Please refer to the Statement of Additional Information for an explanation of the credit ratings.

(10)	Securities that are subject to alternative minimum tax represent 7.55% of Intermediate Tax-Free Fund’s portfolio as calculated based upon total net assets.

(11)	Offshore fund.

(12)	Securities have redemption features that may delay redemption beyond seven days.

(13)	Each issue shows the rate of the discount at the time of purchase.

The following acronyms are used throughout this report:

ADR	-	American Depository Receipt
AMBAC	-	American Municipal Bond Assurance Corporation
CIFG	-	CDC IXIS Financial Guaranty
FGIC	-	Financial Guaranty Insurance Corporation
FRN	-	Floating Rate Note
GO	-	Government Obligation
HFDC	-	Health Facility Development Corporation
INS	-	Insured
LP	-	Limited Partnership
LOC	-	Letter of Credit
MTN	-	Medium Term Note
PLC	-	Public Limited Company
REITs	-	Real Estate Investment Trusts
REMIC	-	Real Estate Mortgage Investment Conduit
TCRs	-	Transferable Custody Receipts
UT	-	Unlimited Tax

Additional Information Associated with the Schedules of Investments

1. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at November 30, 2006 are as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Large-Cap Value Fund	$326,475,477	$60,226,919	$(2,147,404)	$58,079,515
Large-Cap Growth Fund	231,668,158	38,546,887	(5,580,229)	32,966,658
Mid-Cap Value Fund	621,298,811	116,878,886	(8,711,807)	108,167,079
Mid-Cap Growth Fund	207,722,328	31,916,993	(1,371,542)	30,545,451
Small-Cap Growth Fund	245,256,423	41,328,215	(2,054,038)	39,274,177
International Stock Fund	483,726,626	81,482,982	(6,075,828)	75,407,154
Government Income Fund	1,046,917,845	4,202,942	(2,143,321)	2,059,621
Intermediate Bond Fund	1,109,929,906	5,944,009	(2,034,165)	3,909,844
Intermediate Tax-Free Fund	81,113,537	1,738,804	(66,894)	1,671,910
Short-Term Income Fund	146,990,297	168,145	(2,012,348)	(1,844,203)
Government Money Market Fund*	216,520,231	—	—	—
Prime Money Market Fund*	4,467,199,833	—	—	—
Tax-Free Money Market Fund*	413,277,916	—	—	—

*	at amortized cost

2. Securities Lending

Certain Funds participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. On May 18, 2000, the Securities and Exchange Commission issued an order to the Marshall Funds that exempts certain securities lending activities from prohibitions under the Act. Under the terms of the exemptive order, (i) the Funds may pay a portion of net revenue to Marshall & Ilsley Trust Company N.A. (“M&I Trust”) for its services as securities lending agent, and (ii) cash collateral received for a loan of one Fund’s securities may be invested jointly with collateral received for loans of other Funds’ securities.

As of November 30, 2006, the value of securities loaned and the payable on collateral due to brokers were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Brokers
Large-Cap Value	$24,372,553	$25,059,147
Large-Cap Growth	21,476,789	22,081,807
Mid-Cap Value	91,306,814	93,878,999
Mid-Cap Growth	44,682,125	45,940,856
Small-Cap Growth	67,293,528	69,189,240
International Stock	84,047,857	86,415,550
Government Income	108,242,685	111,291,967
Intermediate Bond	301,719,773	310,219,456
Short-Term Income	15,606,220	16,045,859

Cash collateral was jointly pooled and invested in the following securities as of November 30, 2006 (1):

	Large-Cap Value Fund	Large-Cap Growth Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Short-Term Income Fund	Total
Alliance & Leicester PLC, 5.330%, 12/8/2006	$642,487	$566,153	$2,406,948	$1,177,870	$1,773,930	$2,215,594	$2,853,396	$7,953,665	$411,397	$20,001,440
Allstate Life Global Fd II, 5.410%, 12/16/2006	642,441	566,111	2,406,775	1,177,785	1,773,804	2,215,434	2,853,191	7,953,092	411,367	20,000,000
American Express Credit, 5.420%, 12/5/2006	643,195	566,776	2,409,600	1,179,168	1,775,886	2,218,037	2,856,540	7,962,429	411,849	20,023,480
Aust. & N.Z. Banking Group, 5.320%, 12/23/2006	642,763	566,395	2,407,981	1,178,375	1,774,692	2,216,544	2,854,620	7,957,077	411,574	20,010,021
Banco Santander Totta SA, 5.320%, 12/16/2006	481,795	424,551	1,804,946	883,273	1,330,252	1,661,451	2,139,733	5,964,372	308,502	14,998,875
Bank of America Corp., 5.315%, 1/26/2007	642,444	566,114	2,406,787	1,177,791	1,773,812	2,215,445	2,853,205	7,953,132	411,370	20,000,100
Barclays Capital Repo, 5.290%, 12/1/2006	2,890,985	2,547,499	10,830,486	5,300,033	7,982,116	9,969,455	12,839,358	35,788,914	1,851,154	90,000,000
Bayerische Landesbank NY, 5.370%, 12/24/2006	642,441	566,111	2,406,775	1,177,785	1,773,804	2,215,434	2,853,191	7,953,092	411,367	20,000,000
Bear Stearns Co., 5.400%, 12/5/2006	482,168	424,880	1,806,345	883,957	1,331,284	1,662,739	2,141,391	5,968,994	308,742	15,010,500
Bear Stearns Co., 5.380%, 12/28/2006	192,790	169,884	722,249	353,442	532,301	664,830	856,214	2,386,643	123,447	6,001,800
BMW US Capital LLC, 5.320%, 12/15/2006	706,826	622,847	2,647,982	1,295,823	1,951,574	2,437,465	3,139,137	8,750,151	452,595	22,004,400
Canadian Imperial Bank, 5.400%, 12/15/2006	481,831	424,583	1,805,081	883,339	1,330,353	1,661,575	2,139,893	5,964,819	308,526	15,000,000
Comerica Bank, 5.320%, 12/14/2006	642,505	566,167	2,407,013	1,177,902	1,773,979	2,215,654	2,853,473	7,953,879	411,408	20,001,980
DNB NOR Bank ASA, 5.310%, 12/25/2006	642,467	566,134	2,406,873	1,177,833	1,773,876	2,215,527	2,853,308	7,953,418	411,384	20,000,820
GE Capital Corp., 5.445%, 12/17/2006	482,516	425,187	1,807,650	884,596	1,332,246	1,663,940	2,142,938	5,973,307	308,965	15,021,345
Goldman Sachs Group, 5.445%, 12/16/2006	643,181	566,763	2,409,547	1,179,142	1,775,847	2,217,987	2,856,478	7,962,254	411,841	20,023,040
Greenwich Capital Holdings, 5.463%, 12/1/2006	642,441	566,111	2,406,775	1,177,785	1,773,804	2,215,434	2,853,191	7,953,092	411,367	20,000,000
HBOS Treasury Services PLC, 5.370%, 12/1/2006	642,441	566,111	2,406,775	1,177,785	1,773,804	2,215,434	2,853,191	7,953,092	411,367	20,000,000
HSBC Finance Corp., 5.350%, 12/24/2006	481,831	424,583	1,805,081	883,338	1,330,353	1,661,576	2,139,893	5,964,819	308,526	15,000,000
HSH Nordbank NY, 5.350%, 12/23/2006	642,772	566,403	2,408,014	1,178,392	1,774,717	2,216,575	2,854,660	7,957,188	411,579	20,010,300
IBM Corp., 5.310%, 12/8/2006	642,676	566,318	2,407,652	1,178,215	1,774,451	2,216,242	2,854,232	7,955,996	411,518	20,007,300
Irish Life & Permanent, 5.320%, 12/22/2006	642,479	566,144	2,406,916	1,177,855	1,773,908	2,215,565	2,853,359	7,953,562	411,392	20,001,180
JP Morgan Chase Repo, 5.313%, 12/1/2006	1,927,324	1,698,333	7,220,324	3,533,355	5,321,411	6,646,303	8,559,572	23,859,276	1,234,102	60,000,000
Liquid Funding LTD, 5.300%, 12/29/2006	642,390	566,066	2,406,581	1,177,691	1,773,662	2,215,257	2,852,962	7,952,456	411,335	19,998,400
Merrill Lynch & Co., 5.570%, 12/11/2006	643,262	566,834	2,409,848	1,179,289	1,776,069	2,218,263	2,856,834	7,963,248	411,893	20,025,540
Metlife Insurance FA, 5.380%, 12/1/2006	642,441	566,111	2,406,775	1,177,785	1,773,804	2,215,434	2,853,191	7,953,092	411,367	20,000,000
Monumental Life FA, 5.430%, 12/15/2006	481,830	424,583	1,805,081	883,339	1,330,353	1,661,576	2,139,893	5,964,819	308,526	15,000,000
Morgan Stanley CP, 5.373%, 12/1/2006	642,457	566,126	2,406,837	1,177,816	1,773,850	2,215,492	2,853,265	7,953,299	411,378	20,000,520
National Rural Utilities Coop., 5.310%, 12/1/2006	321,222	283,055	1,203,387	588,892	886,902	1,107,717	1,426,595	3,976,546	205,684	10,000,000
Northern Rock PLC, 5.360%, 12/3/2006	642,736	566,371	2,407,882	1,178,327	1,774,620	2,216,453	2,854,503	7,956,751	411,557	20,009,200
Provident Money Market Fund, 5.199%, 12/1/2006	1,026,407	904,459	3,845,232	1,881,712	2,833,953	3,539,533	4,558,457	12,706,417	657,230	31,953,400
Prudential Funding, 5.345%, 12/15/2006	642,441	566,111	2,406,775	1,177,785	1,773,804	2,215,434	2,853,191	7,953,092	411,367	20,000,000
SLM Corp., 5.320%, 12/20/2006	642,369	566,046	2,406,500	1,177,651	1,773,601	2,215,182	2,852,865	7,952,185	411,321	19,997,720
Wachovia Securities LLP, 5.410%, 12/1/2006	481,830	424,583	1,805,081	883,339	1,330,353	1,661,576	2,139,893	5,964,819	308,526	15,000,000
Wells Fargo & Co., 5.370%, 12/2/2006	321,507	283,309	1,204,463	589,419	887,695	1,108,707	1,427,871	3,980,101	205,868	10,008,940
Westlb AG NY FRN, 5.360%, 12/10/2006	481,981	424,716	1,805,644	883,614	1,330,768	1,662,094	2,140,561	5,966,680	308,622	15,004,680
Westpac Bank NY, 5.430%, 12/11/2006	321,475	283,279	1,204,338	589,358	887,602	1,108,592	1,427,722	3,979,688	205,846	10,007,900

	$25,059,147	$22,081,807	$93,878,999	$45,940,856	$69,189,240	$86,415,550	$111,291,967	$310,219,456	$16,045,859	$780,122,881

(1)	The collateral pool is managed by the Fund Manager of the Short-Term Income, Government Money Market and Prime Money Market Funds.

3. Options Contracts

Certain Funds may write covered call and put options on futures, swaps, securities or currencies a Fund owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

For the quarter ended November 30, 2006, the Large-Cap Value Fund had $77,932 in realized gains on written options.

At November 30, 2006, the Large-Cap Value Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation/ (Depreciation)
Marathon Oil Corp	Call	December 2006	$95.00	100	$19,000	$(8,300)
Phelps Dodge Corp.	Put	January 2007	105.00	100	17,500	(7,800)
United States Steel	Call	December 2006	80.00	125	11,875	(2,075)

Total				325		($18,175)

4. Futures Contracts

Certain Funds may purchase futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At November 30, 2006, the following Funds had outstanding futures contracts as set forth below:

Fund	Expiration Date	Contracts	Description	Position	Unrealized Appreciation/ (Depreciation)
Large-Cap Growth Fund	December 2006	65	CME S&P 500	Long	$(73,198)
Mid-Cap Growth Fund	December 2006	22	S&P Mid-Cap 400	Long	(71,563)
Small-Cap Growth Fund	December 2006	61	Russell 2000	Long	(85,177)
Short-Term Income Fund	March 2007	300	U.S. 5 Year Note	Long	(64,545)

Item 2.	Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended November 30, 2006 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marshall Funds, Inc.

/s/ John M. Blaser
By: John M. Blaser
President
January 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser
President (Principal Executive Officer)
January 24, 2007

/s/ Timothy M. Bonin
By: Timothy M. Bonin
Treasurer (Principal Financial Officer)
January 24, 2007